UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2013

1.814644.108

MIR-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,098,943
Series 2006 A, 5% 10/1/23	1,000,000	1,033,300
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,365,797
		3,498,040
Michigan - 95.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,732,154
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,645,486
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,722,366
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,517,245
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,550,174
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,825,000	2,286,944
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,398,075
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,630,643
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,784,800
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100)	1,370,000	1,375,398
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100)	1,100,000	1,104,334
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,086,580
5% 5/1/17 (FSA Insured)	2,065,000	2,235,301
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,751,269
5% 6/1/25 (AMBAC Insured)	1,775,000	1,879,281
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,813,137
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,110,766
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,864,084
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,947,221
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	$ 1,905,000	$ 2,064,582
5% 5/1/16 (FSA Insured)	1,855,000	2,073,927
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,077,950
Detroit City School District:
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,018,750
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,097,155
Series 2005 A, 5.25% 5/1/30	5,000,000	5,815,250
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,000,000
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,722,670
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,830,000
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	1,995,000
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,780,800
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,522,567
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,074,571
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,258,190
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	538,804
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,147,952
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,918,326
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,605,159
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,861,528
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,020,100
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,403,250
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,280
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,215,780
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,035,000	$ 6,535,120
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,043,656
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,205,764
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,198,300
Series 2011 A, 5.75% 7/1/37	4,950,000	5,512,469
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,114,840
5% 10/1/22 (FSA Insured)	1,000,000	1,113,450
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,589,976
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,762,474
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,960
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,312,147
5% 5/1/28 (FSA Insured)	1,250,000	1,335,488
5% 5/1/29 (FSA Insured)	1,275,000	1,358,691
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,493,671
5% 5/1/17 (FSA Insured)	1,985,000	2,080,002
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,775,017
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,881,825
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,863,306
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,316,809
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,382,212
Flint Hosp. Bldg. Auth. Rev.:
(Hurley Med. Ctr. Proj.) Series 2013 A, 5.25% 7/1/39	1,000,000	988,680
Series 2013 A, 5% 7/1/23	1,580,000	1,632,361
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,151,163
5% 5/1/17 (FSA Insured)	1,615,000	1,760,092
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	$ 1,210,000	$ 1,266,168
5% 5/1/17 (FSA Insured)	1,390,000	1,503,146
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,339,466
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,458,007
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,616,521
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,325,879
5% 5/1/17 (FSA Insured)	1,230,000	1,323,505
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,420,652
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,322,674
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,458,483
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,715,982
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,493,025
5% 5/1/19 (FSA Insured)	1,315,000	1,553,317
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,627,800
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,255,840
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,186,840
Series 2008, 5% 1/1/38	3,320,000	3,696,886
Series 2010, 5% 1/1/28	3,000,000	3,714,600
Series 2012, 5% 1/1/37	1,250,000	1,414,650
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,482,850
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,195,800
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	562,395
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,353,550
Series 2009, 5.625% 12/1/29	2,400,000	2,734,776
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,142,758
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006: - continued
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950,000	$ 2,136,596
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	543,370
5.25% 5/1/21 (FSA Insured)	2,000,000	2,324,920
5.25% 5/1/24 (FSA Insured)	2,100,000	2,375,877
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,185,745
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,088,760
4% 5/1/24	1,220,000	1,356,823
4% 5/1/25	500,000	548,215
5% 5/1/20	1,000,000	1,208,790
5% 5/1/22	600,000	729,834
5.25% 5/1/41	1,750,000	1,944,303
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,459,653
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,073,059
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,396,003
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,258,824
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,569,360
5.25% 5/1/16 (FSA Insured)	1,500,000	1,690,785
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,499,937
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,815,886
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,252,221
6.25% 7/1/40	165,000	175,068
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	6,056,900
Series 2011 C, 5% 1/15/42	5,000,000	5,518,900
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,140,480
4% 5/1/22	1,000,000	1,133,290
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	$ 1,350,000	$ 1,450,616
Series 2012:
5% 5/1/22	1,500,000	1,803,105
5% 5/1/23	1,500,000	1,787,235
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,788,050
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,372,351
5% 5/1/25	1,540,000	1,833,000
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,558,724
5% 5/1/20 (FSA Insured)	1,425,000	1,632,637
5% 5/1/22 (FSA Insured)	1,395,000	1,577,368
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,530,314
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,532,635
5% 5/1/16 (FSA Insured)	1,425,000	1,578,088
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,907,550
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,131,500
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,365,300
Series IA:
5.375% 10/15/41	3,000,000	3,390,570
5.5% 10/15/45	10,000,000	11,353,700
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,395,963
5% 1/1/40	3,000,000	3,285,600
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,256,816
Series 2011 MI, 5% 12/1/39	7,000,000	7,783,860
Series 2012 A:
4.125% 6/1/32	3,000,000	3,000,990
5% 6/1/39	11,425,000	12,095,639
Series 2012 B, 5% 7/1/22	2,600,000	2,935,608
Series 2012:
5% 11/15/24	425,000	483,731
5% 11/15/25	1,000,000	1,127,650
5% 11/1/26	5,000,000	5,575,550
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012:
5% 11/15/26	$ 800,000	$ 895,856
5% 11/15/36	4,200,000	4,553,346
5% 11/15/42	4,500,000	4,793,220
5% 11/1/42	2,000,000	2,152,820
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,922,600
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,711,175
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,063,810
5% 11/15/17	1,000,000	1,116,750
Series 2009, 5.25% 11/15/24	3,000,000	3,369,720
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,763,742
5.75% 5/15/38	6,880,000	7,788,435
Series 2012 A:
5% 6/1/24	2,765,000	3,248,543
5% 6/1/25	2,895,000	3,365,756
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,004,700
Series 2009 A, 6.125% 6/1/39	3,740,000	4,233,156
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,127,800
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	129,245
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	613,062
5% 11/15/18	1,725,000	1,956,167
5% 11/15/19	1,000,000	1,123,660
5% 11/15/20	2,000,000	2,234,260
5% 11/15/31	5,000,000	5,273,350
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,953,400
5% 12/1/26	3,725,000	4,093,999
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	962,368
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,171,805
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,502,313
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	$ 4,225,000	$ 4,741,929
Series 2005, 5% 10/1/23	385,000	460,452
Series 2009, 5% 10/1/26	5,000,000	5,872,700
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,897,910
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,115,544
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	11,126,609
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,165,363
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,509,070
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,195,200
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,603,400
Series 2011, 5% 11/15/36	2,000,000	2,256,320
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	475,411
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	550,794
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,830,211
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,428,146
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,203,868
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,657,370
5% 5/1/16 (FSA Insured)	1,475,000	1,601,113
5% 5/1/17 (FSA Insured)	3,675,000	3,920,086
Oakland Univ. Rev. Series 2012:
5% 3/1/24	1,170,000	1,355,726
5% 3/1/25	1,225,000	1,403,960
5% 3/1/26	1,290,000	1,466,614
5% 3/1/37	4,000,000	4,328,400
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,698,419
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	$ 1,010,000	$ 1,157,743
5.25% 5/1/27 (FSA Insured)	1,135,000	1,260,066
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,963,383
5% 5/1/37	1,100,000	1,231,142
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,498,754
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,279,293
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,138,212
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,098,960
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,113,615
5% 5/1/16 (FSA Insured)	1,025,000	1,104,899
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,860,500
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,987,441
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,275,562
5% 5/1/38 (FSA Insured)	1,000,000	1,076,430
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	660,290
5% 5/1/15	955,000	995,626
5% 5/1/17	1,000,000	1,041,880
5% 5/1/18	1,000,000	1,040,340
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,541,664
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,738,125
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,366,418
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,815,000	2,233,485
8.25% 9/1/39	3,425,000	4,291,525
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,279,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	$ 1,380,000	$ 1,435,614
5% 4/1/19 (AMBAC Insured)	1,475,000	1,531,139
5% 4/1/26	1,495,000	1,703,881
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,165,077
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,797,025
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,122,270
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,224,855
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,852,809
5% 5/1/16 (FSA Insured)	1,750,000	1,932,420
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,380
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,020
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	2,135,000	2,244,312
Univ. of Michigan Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,119,450
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,082,920
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,930
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,242,500
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,355,524
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,640
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,383,070
5% 12/1/25	5,120,000	5,954,458
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,886,900
Series 2012 A, 5% 12/1/23	2,300,000	2,717,082
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	$ 4,310,000	$ 4,977,662
5% 5/1/26	2,000,000	2,288,100
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,710,989
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,141,538
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,189,260
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,720
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,029,631
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,241,120
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,106,585
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,211,190
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	184,020
		673,715,008
Puerto Rico - 1.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,100,040
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,157,920
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	846,584
0% 8/1/47 (AMBAC Insured)	1,000,000	137,700
Series 2009 A:
6% 8/1/42	4,000,000	4,295,040
6.5% 8/1/44	1,500,000	1,650,495
		10,187,779
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,657,455
Series 2009 B, 5% 10/1/25	1,200,000	1,324,272
		2,981,727
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $644,763,707)	690,382,554
NET OTHER ASSETS (LIABILITIES) - 2.0%	13,822,346
NET ASSETS - 100%	$ 704,204,900
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $644,688,739. Net unrealized appreciation aggregated $45,693,815, of which $46,053,153 related to appreciated investment securities and $359,338 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2013

1.814649.108

MNF-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,549,950
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,306,514
		2,856,464
Minnesota - 92.6%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,157,190
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,704,701
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	606,664
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,251,540
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,196,400
5.25% 10/1/25	1,955,000	2,125,808
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,964,769
5% 2/1/22	4,975,000	6,278,201
Series 2013 A, 4% 2/1/19	4,550,000	5,248,334
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	867,585
Series 2009 A:
4% 2/1/16	1,000,000	1,092,820
5% 2/1/17	1,000,000	1,156,780
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,512,929
4% 3/1/17	1,495,000	1,592,399
4% 3/1/18	1,235,000	1,324,229
5% 3/1/30	2,770,000	2,849,776
Elk River Independent School District #728:
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,058,230
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728: - continued
Series 2006 A, 5% 2/1/19 (FSA Insured)	$ 3,500,000	$ 3,919,580
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,180,063
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,151,860
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,970,000	1,970,000
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,065,000	2,065,000
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,165,000	2,165,000
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,260,000	1,260,000
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	6,151,951
5% 2/1/20	1,570,000	1,929,891
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,091,290
5.25% 5/1/24	1,500,000	1,610,700
5.25% 5/1/25	2,000,000	2,139,720
5.25% 5/1/28	3,720,000	3,936,281
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,598,450
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,438,630
Series 2010 A, 5.25% 8/15/25	1,000,000	1,130,050
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	553,785
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	822,816
6% 12/1/19	2,815,000	2,907,276
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,146,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2005 A:
5% 1/1/35 (AMBAC Insured)	$ 8,500,000	$ 8,960,275
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,206,518
Series 2007 A, 5% 1/1/21	5,000,000	5,693,550
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,288,500
Series 2008 A, 5% 1/1/14 (b)	3,000,000	3,103,140
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,695,482
Series 2012 B, 5% 1/1/26	1,250,000	1,459,825
Series 2012, 5% 1/1/27	1,500,000	1,742,955
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,214,767
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,079,972
4% 12/1/21	2,330,000	2,554,193
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,289,523
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,168,605
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,074,760
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,672,680
5% 6/1/21	2,000,000	2,407,820
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	457,940
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,109,738
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,942,914
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,913,825
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,241,665
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,905,715
Series 2009 A, 5% 12/1/23	15,540,000	18,986,300
Series 2009 H, 5% 11/1/21	4,590,000	5,634,592
Series 2010 A, 5% 8/1/27	5,000,000	6,070,750
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2010 D:
5% 8/1/21	$ 1,000,000	$ 1,238,870
5% 8/1/22	5,000,000	6,116,750
5% 8/1/23	10,000,000	12,164,400
Series 2011 B:
5% 10/1/24	2,500,000	3,072,275
5% 10/1/30	3,000,000	3,568,260
Series 2012 A, 5% 8/1/24	5,000,000	6,208,000
5% 11/1/15	5,135,000	5,521,357
5% 6/1/21	8,585,000	9,650,828
5% 8/1/22	2,600,000	3,029,754
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	9,819,653
5% 11/1/26	4,270,000	4,807,764
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,092,570
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,672,753
5% 10/1/23	1,000,000	1,175,870
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,754,396
5% 10/1/19	1,000,000	1,143,210
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,600,046
5% 3/1/22	2,535,000	2,831,849
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,094,140
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,825,973
Series Six-I, 5% 4/1/23	1,000,000	1,102,110
Series Six-X, 5.25% 4/1/39	1,500,000	1,652,880
Series Seven-Q:
5% 10/1/17	495,000	559,211
5% 10/1/18	400,000	457,888
5% 10/1/19	780,000	900,775
5% 10/1/20	1,140,000	1,319,333
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,345,785
Series 2007, 5.25% 10/1/22	1,000,000	1,127,560
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,481,397
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,624,744
Series 2009 A:
4% 10/1/17	1,445,000	1,650,103
4% 10/1/18	1,490,000	1,718,909
4% 10/1/19	1,550,000	1,802,480
4% 10/1/20	1,580,000	1,823,557
Series 2011 A, 5% 10/1/30	1,495,000	1,756,924
Series 2013 A:
4% 10/1/18	2,210,000	2,550,804
4% 10/1/19	2,300,000	2,674,647
4% 10/1/20	2,385,000	2,787,755
Minnesota State Gen. Fdg. Rev. Series 2012 B:
5% 3/1/27	12,840,000	15,265,604
5% 3/1/28	4,275,000	5,049,032
5% 3/1/29	2,250,000	2,645,685
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,772,858
5% 8/1/17 (FSA Insured)	1,575,000	1,799,501
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,352,620
Series 2010 A1:
5% 1/1/19	3,000,000	3,584,910
5% 1/1/20	2,100,000	2,517,564
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,546,990
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,064,240
5.5% 11/1/16	1,025,000	1,144,115
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	715,000	717,088
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,943,036
5% 2/1/20	1,635,000	2,033,826
5% 2/1/21	1,350,000	1,705,685
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,234,780
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,532,120
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	$ 4,000,000	$ 4,492,760
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,134,700
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,854,665
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,460,200
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,318,669
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,456,200
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,051,600
Saint Paul Independent School District #625:
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,403,311
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,106,457
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,637,115
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,136,220
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/13	430,000	433,720
5% 8/1/14	455,000	469,660
5% 8/1/15	480,000	504,086
5% 8/1/16	500,000	530,625
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,559,942
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,235,930
Series 2013 A:
5% 2/1/19	2,940,000	3,555,930
5% 2/1/22	1,700,000	2,123,266
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,507,773
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	12,028,520
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,299,820
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	$ 1,125,000	$ 1,215,023
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,037,780
Series 2009 A:
5% 1/1/14	960,000	993,600
5.25% 1/1/30	2,000,000	2,271,880
5.5% 1/1/24	500,000	590,930
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,333,960
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	621,472
5.75% 7/1/30	3,715,000	4,149,804
Series 2009, 5.75% 7/1/39	9,000,000	10,030,320
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	266,777
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,386,398
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,384,990
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,508,749
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	270,013
5% 5/15/16	345,000	380,963
5.25% 5/15/17	590,000	663,821
5.25% 5/15/26	1,000,000	1,078,320
5.25% 5/15/36	1,000,000	1,042,000
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,251,100
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,370,460
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	240,114
5.125% 4/1/34	1,000,000	1,167,710
5.25% 4/1/29	1,000,000	1,186,460
Series 2009 C:
5% 12/1/17	1,000,000	1,191,270
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Gen. Oblig.: - continued
Series 2009 C:
5% 12/1/21	$ 1,000,000	$ 1,200,660
Series 2011 D:
5% 12/1/23	1,180,000	1,464,439
5% 12/1/26	1,020,000	1,238,698
5% 12/1/36	1,000,000	1,163,940
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,542,639
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,504,138
5% 8/1/29	4,000,000	4,454,080
Series 2010 A, 5% 8/1/25	1,800,000	2,167,686
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	454,199
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured) (Pre-Refunded to 8/1/15 @ 100)	1,495,000	1,641,689
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,090,063
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,064,724
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	485,000	531,589
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,225,240
Series 2012 A:
5% 1/1/26	5,000,000	6,074,900
5% 1/1/27	1,750,000	2,114,438
		516,536,801
Puerto Rico - 1.3%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	647,376
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/37	6,800,000	1,753,244
0% 8/1/38	1,310,000	313,221
0% 8/1/39	19,550,000	4,372,553
		7,086,394
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 1,103,560
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $494,698,691)	527,583,219
NET OTHER ASSETS (LIABILITIES) - 5.4%	29,882,969
NET ASSETS - 100%	$ 557,466,188
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $494,698,691. Net unrealized appreciation aggregated $32,884,528, of which $33,908,761 related to appreciated investment securities and $1,024,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2013

1.815010.108

HIY-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)(b)	$ 3,500	$ 3,231
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,573
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,534
		12,338
Arizona - 1.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,147
5.25% 10/1/20 (FSA Insured)	8,000	9,528
5.25% 10/1/26 (FSA Insured)	2,570	2,961
5.25% 10/1/28 (FSA Insured)	8,345	9,509
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,242
Series 2007 B, 1.051% 1/1/37 (c)	3,000	2,832
Series 2008 D:
5.5% 1/1/38	12,000	13,334
6% 1/1/27	2,600	3,000
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,805
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,686
5.25% 9/1/22	1,000	1,054
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,848
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,813
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,278
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,954
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,350
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	12,000	14,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	$ 1,000	$ 1,208
5% 7/1/23	2,000	2,410
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,799
Series 2012 A:
5% 7/1/24	1,140	1,359
5% 7/1/26	1,000	1,171
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,045
5.5% 12/1/29	7,900	9,492
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	919
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,475
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,093
5% 6/1/31 (AMBAC Insured)	2,025	2,173
		115,655
California - 17.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,279
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,955
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,281
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,395
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL:
5% 12/1/19	1,300	1,615
5% 12/1/22	5,875	7,493
Series AM, 5% 12/1/22	6,500	8,290
Series AI:
5% 12/1/16	2,195	2,548
5% 12/1/18	10,315	12,625
5% 12/1/19	1,000	1,243
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,386
Series A, 5% 7/1/18	5,700	6,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,140	$ 1,965
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,823
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,436
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,557
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,101
5% 8/1/19	16,310	18,661
5% 8/1/20	5,355	6,105
5% 10/1/22	2,300	2,746
5% 11/1/22	3,100	3,578
5% 12/1/22	6,800	7,851
5% 11/1/24	1,600	1,831
5% 3/1/26	5,100	5,610
5% 6/1/27 (AMBAC Insured)	4,100	4,336
5% 9/1/27	10,500	11,669
5% 9/1/31	22,500	24,769
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,798
5% 9/1/32	24,995	27,429
5% 9/1/33	19,115	20,977
5% 9/1/35	4,050	4,415
5.125% 11/1/24	4,300	4,399
5.125% 2/1/26	2,500	2,577
5.25% 2/1/16	1,320	1,341
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	165	168
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	40	41
5.25% 9/1/23	24,300	29,381
5.25% 2/1/24	4,000	4,054
5.25% 2/1/28	4,800	4,862
5.25% 11/1/28	4,485	4,586
5.25% 12/1/33	160	166
5.25% 4/1/35	12,000	13,678
5.25% 3/1/38	9,000	9,996
5.25% 11/1/40	3,200	3,608
5.5% 8/1/27	14,700	17,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/28	$ 10	$ 10
5.5% 8/1/29	9,850	11,448
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	40,411
5.5% 3/1/40	5,900	6,903
5.6% 3/1/36	2,550	3,022
5.75% 4/1/31	5,020	5,905
6% 3/1/33	23,800	29,209
6% 4/1/38	19,600	23,205
6% 11/1/39	10,020	11,987
6.5% 4/1/33	7,900	9,723
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,160	2,324
Series 2008 L, 5.125% 7/1/22	3,635	3,910
Series 2009 E, 5.625% 7/1/25	10,000	11,546
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,029
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,887
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	10,954
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,890
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,227
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,774
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,967
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,558
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,657
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,968
5% 3/1/22	1,695	1,902
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,410
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	$ 935	$ 938
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	11,195
5.25% 10/1/26	5,000	5,830
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/25	4,700	5,384
5% 4/1/26	13,495	15,257
Series 2012 G, 5% 11/1/25	4,000	4,604
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,908
5% 12/1/23	7,355	8,678
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,715
Series 2005 H:
5% 6/1/17	5,000	5,460
5% 6/1/18	10,300	11,232
Series 2005 J, 5% 1/1/17	6,105	6,800
Series 2009 G1, 5.75% 10/1/30	2,500	2,925
Series 2009 I:
6.125% 11/1/29	1,600	1,976
6.375% 11/1/34	4,600	5,672
Series 2010 A, 5.75% 3/1/30	4,900	5,699
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,104
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,861
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,631
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	14,081
Series 2012 A, 5% 4/1/42	7,200	7,899
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,536
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,776
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,105
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,556
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,805
5.75% 1/15/40	6,300	6,305
5.875% 1/15/27	2,500	2,567
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	28,567
5% 6/1/45	5,305	5,532
5% 6/1/45 (FSA Insured)	445	464
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,422
5.5% 8/1/29	2,000	2,312
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,540
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,072
5% 9/1/19 (AMBAC Insured)	2,545	2,704
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	21,300	26,465
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,297
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,954
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,205
5% 3/1/27	2,000	2,257
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	9,715	11,477
Series 2012 B, 5% 6/1/28	16,785	19,676
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,233
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,147
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,595
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,371
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	$ 2,500	$ 2,829
Series 2012:
5% 1/15/26	4,535	5,215
5% 1/15/28	4,345	4,905
5% 1/15/29	5,370	6,023
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,683
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,891
5% 2/1/24	8,200	9,395
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	8,053
Series 2012 P:
5% 5/1/23 (f)	6,455	7,541
5% 5/1/24 (f)	9,900	11,463
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,065
Series B:
0% 8/1/37	7,800	2,489
0% 8/1/38	10,200	3,068
0% 8/1/39	20,100	5,707
0% 8/1/40	3,000	806
0% 8/1/41	13,610	3,473
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,861
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,156
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,874
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,636
6.375% 8/1/26	4,080	4,994
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,991
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	$ 3,600	$ 1,373
0% 7/1/39	9,650	2,751
0% 7/1/41	21,370	5,475
Series 2008 E:
0% 7/1/47 (a)	7,400	3,064
0% 7/1/49	25,500	4,349
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,903
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,422
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	3,299
Series A, 5% 8/1/38	5,150	5,665
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,405
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	11,044
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,417
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,372
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,926
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,545
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,557
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,541
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,129
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,116
5.5% 5/15/16 (AMBAC Insured)	1,170	1,175
5.5% 5/15/17 (AMBAC Insured)	1,235	1,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/19 (AMBAC Insured)	$ 1,375	$ 1,380
5.5% 5/15/22 (AMBAC Insured)	370	371
5.5% 5/15/23 (AMBAC Insured)	380	381
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,977
5.5% 5/15/17 (AMBAC Insured)	2,545	2,640
Series 2009 O:
5.25% 5/15/39	2,400	2,791
5.75% 5/15/30	12,000	14,380
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,517
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,981
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,305
5% 7/1/27	1,840	1,940
Series 2009 A, 5.75% 7/1/24	1,705	1,971
Series 2010 A, 5.5% 7/1/38	3,815	4,162
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,374
Series 2012:
5% 8/1/24	3,625	4,269
5% 8/1/25	10,000	11,696
		1,184,092
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,293
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,767
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,924
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,068
0% 7/15/22 (Escrowed to Maturity)	15,700	12,639
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,244
5% 9/1/22	1,500	1,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/37	$ 3,000	$ 3,433
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Pre-Refunded to 9/1/14 @ 100)	33,385	35,696
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,729
5% 11/15/15 (f)	3,000	3,298
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,098
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,638
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,092
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,324
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	9,474
Series 2010 A, 0% 9/1/41	9,600	2,136
Series 2010 C, 5.375% 9/1/26	1,000	1,117
		97,619
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,266
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,905
Series B, 4.75% 6/1/32	2,200	2,344
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	27,026
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	5,540
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,233
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	11,310
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,288
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	$ 1,000	$ 1,117
5.25% 7/1/27	4,390	5,029
5.25% 7/1/28	3,000	3,420
		77,144
Florida - 9.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	3,870	4,208
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,739
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,534
5% 7/1/25 (AMBAC Insured)	3,540	3,939
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,128
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,082
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,082
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,212
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,193
Series 2012 A:
5% 7/1/23	21,020	24,819
5% 7/1/27	5,695	6,509
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,907
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,459
5% 6/1/16 (FSA Insured)	7,500	8,421
Series 2011 A1:
5% 6/1/19	1,715	2,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2011 A1:
5% 6/1/20	$ 3,000	$ 3,567
Series 2012 A1, 5% 6/1/21	8,400	10,003
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,375	28,551
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,367
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,990
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,204
Florida Board of Ed. Series 2003 J, 5% 6/1/31 (Pre-Refunded to 6/1/13 @ 101)	2,500	2,544
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	15,168
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	5,130
Series 2006 E, 5% 6/1/35	3,200	3,660
Series 2011 E:
5% 6/1/24	6,600	7,963
5% 6/1/27	6,500	7,630
Series 2011 F, 5% 6/1/23	6,070	7,425
Series A, 5.5% 6/1/38	2,000	2,361
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,225
5% 10/1/17	2,130	2,340
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,676
5% 7/1/18	3,320	3,623
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	395	404
Series 2008 A, 5.25% 7/1/37	3,000	3,426
Series 2011 B, 5% 7/1/23	10,175	12,406
Series 2012 A, 5% 7/1/25	8,940	10,750
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 3,100	$ 3,628
Series A, 6.25% 10/1/31	3,000	3,613
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,025
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,062
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	2,995	3,135
5.25% 6/1/19	2,375	2,592
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,809
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,112
5% 11/15/17	1,200	1,314
5% 11/15/22	1,000	1,089
Series 2005 B:
5% 11/15/15	875	973
5% 11/15/15 (Escrowed to Maturity)	125	140
5% 11/15/16	1,040	1,150
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	168
5% 11/15/30	3,565	3,738
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	542
Series 2006 G:
5% 11/15/14	1,285	1,375
5% 11/15/14 (Escrowed to Maturity)	45	48
5% 11/15/15	965	1,073
5% 11/15/15 (Escrowed to Maturity)	35	39
5% 11/15/16	1,020	1,168
5% 11/15/16 (Escrowed to Maturity)	30	34
5.125% 11/15/17	2,750	3,147
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	110
5.125% 11/15/18	965	1,097
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	40
5.125% 11/15/19	1,930	2,191
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	81
Series 2008 B, 6% 11/15/37	11,000	12,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	$ 1,930	$ 2,169
5% 7/1/18	2,125	2,380
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,405	8,885
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,908
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,823
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,992
Series 2009 B, 5% 10/1/18	7,500	7,814
Series Three 2010 D, 5% 10/1/38	8,100	8,927
Jacksonville Sales Tax Rev.:
Series 2003, 5.25% 10/1/19 (Pre-Refunded to 10/1/13 @ 100)	1,500	1,537
Series 2012, 5% 10/1/24	5,500	6,508
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,849
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,077
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Pre-Refunded to 10/1/14 @ 100)	5,000	5,352
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,222
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,015
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,532
Series 2010 A1, 5.5% 10/1/30	3,000	3,511
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	15,135
Series 2012 A:
5% 10/1/23 (f)	7,500	8,826
5% 10/1/24 (f)	9,050	10,511
5% 10/1/30 (f)	6,095	6,750
5% 10/1/31 (f)	2,500	2,758
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	$ 9,500	$ 10,197
Series B, 5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,281
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,927
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	4,048
5% 8/1/18 (AMBAC Insured)	4,000	4,676
5% 8/1/20 (AMBAC Insured)	2,500	2,881
5% 8/1/21 (AMBAC Insured)	5,095	5,841
5% 8/1/22 (AMBAC Insured)	3,325	3,791
Series 2011 B, 5.625% 5/1/31	6,600	7,741
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,671
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,091
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,489
5.25% 12/1/37 (AMBAC Insured)	1,365	1,483
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,673
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,331
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,266
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,242
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,045
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,256
Series 2012 A:
5% 10/1/23	2,300	2,869
5% 10/1/25	1,100	1,376
Series 2013 A:
5% 10/1/24	6,300	7,894
5% 10/1/25	4,800	6,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	$ 11,100	$ 13,147
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,209
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,314
5% 10/1/35 (FSA Insured)	5,000	5,324
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395	1,493
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,179
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,218
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,782
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,794
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,897
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,770
Series 2010:
5% 10/1/25	4,140	4,443
5.25% 10/1/34	3,500	3,807
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,585
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,964
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,150
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,246
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,343
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,304
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,805	$ 1,895
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,322
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,027
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,887
5.25% 7/1/16 (AMBAC Insured)	2,830	3,038
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,160
		637,205
Georgia - 3.5%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,215
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	36,165	37,986
Series 2009 A:
6% 11/1/25	9,785	12,206
6.25% 11/1/39	10,800	13,176
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,317
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,497
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	9,049
6.125% 9/1/40	7,510	8,750
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,435
5.25% 10/1/41	5,600	6,332
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,801
5% 1/1/24	6,500	7,738
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	664
Series 2009 I, 5% 7/1/20	10,250	12,815
Series 2011 E2, 5% 9/1/20	10,000	12,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	$ 7,700	$ 9,331
Series GG, 5% 1/1/22	4,000	4,883
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,141
5% 10/1/23	4,000	4,773
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	1,600	1,725
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,216
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,865
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,678
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	16,161
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,926
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,033
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,713
		238,952
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,011
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,205
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,558
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,591
		7,365
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Health Facilities Auth. Rev.: - continued
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.75% 11/1/37	$ 4,300	$ 5,019
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,578
		12,594
Illinois - 13.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,406
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,436
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,029
Series 2011 A, 5.5% 12/1/39	7,900	8,920
Series 2012 A, 5% 12/1/42	19,200	20,503
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,577
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,095
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,899
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,601
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,158
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100)	2,000	2,071
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	742
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,483
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	447
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	22,035
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,750
Series 2011 A, 5% 1/1/40	11,260	11,911
Series 2012 A, 5% 1/1/33	10,000	10,963
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
Chicago Midway Arpt. Rev. Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,068
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	$ 3,810	$ 3,844
5.25% 1/1/19 (AMBAC Insured)	1,780	1,802
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,617
Series 2011 C, 6.5% 1/1/41	19,400	24,628
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,735
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,746
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,035
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,220
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,906
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,717
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,863
5% 6/1/20 (AMBAC Insured)	5,610	6,298
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,612
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,164
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,803
Series 2012 A, 5% 11/15/22	2,000	2,442
Series 2012 C, 5% 12/15/37	1,000	1,121
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	2,700	2,916
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,512
Series 2010 A, 5.25% 11/15/33	19,775	22,056
Series 2012 C:
5% 11/15/24	9,400	11,055
5% 11/15/25	14,500	16,893
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	3,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	$ 6,665	$ 6,205
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,465
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,513
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,350
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,755
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	23,176
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,002
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,382
5.5% 9/1/19	4,405	4,419
Illinois Edl. Facilities Auth. Rev. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,219
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,271
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	5,068
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,083
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,554
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,114
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	3,105
6% 2/1/28 (AMBAC Insured)	2,080	2,357
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,303
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,944
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	$ 4,020	$ 4,712
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	29,166
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,256
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,745
Series 2009 D, 6.625% 11/1/39	8,000	9,507
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	15,775	17,250
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,408
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	6,023
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,330
Series 2008 A:
5.625% 1/1/37	25,735	28,592
6% 2/1/24	300	347
Series 2009 A, 7.25% 11/1/38	1,280	1,563
Series 2009:
6.875% 8/15/38	430	512
7% 8/15/44	1,560	1,859
Series 2010 A:
5.5% 8/15/24	2,830	3,241
5.75% 8/15/29	2,320	2,647
Series 2012 A, 5% 5/15/22	2,120	2,427
Series 2012:
5% 9/1/38	11,000	11,757
5% 11/15/43	4,395	4,621
Series 2013, 5% 5/15/43	3,400	3,583
5.25% 5/1/25	7,000	8,031
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,778
5.5% 1/1/31	3,000	3,521
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,920
5% 1/1/23 (FSA Insured)	6,600	7,244
Series 2012 A, 5% 1/1/33	4,700	5,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 8/1/19	$ 2,500	$ 2,862
5% 8/1/21	2,000	2,293
5% 3/1/23	4,000	4,466
5% 3/1/35	2,000	2,133
5% 3/1/37	1,000	1,064
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,205
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,412
7% 4/1/14	975	999
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,005
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,516
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,788
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,180
5% 12/15/19	1,000	1,096
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,322
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,456
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,762
0% 12/1/21 (AMBAC Insured)	5,000	3,991
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	626
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,338
0% 12/1/16 (Escrowed to Maturity)	585	569
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,785
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,258
Lake County Forest Preservation District Series 2007 A, 0.538% 12/15/13 (c)	970	971
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (Pre-Refunded to 3/1/14 @ 101)	$ 2,945	$ 3,115
5.625% 3/1/21 (Pre-Refunded to 3/1/14 @ 101)	2,505	2,653
5.75% 3/1/19 (Pre-Refunded to 3/1/14 @ 101)	2,240	2,375
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,517
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	2,912
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,064
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,819
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,289
Series 2010 B1, 0% 6/15/44 (FSA Insured)	49,500	10,411
Series 2012 B:
0% 12/15/51	16,200	2,333
5% 6/15/52	19,400	20,864
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,918
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,602
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,492
Series 1996 A, 0% 6/15/24	3,060	2,102
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	15,011
Series 2002, 0% 6/15/13 (Escrowed to Maturity)	4,155	4,152
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,038
0% 6/15/45 (FSA Insured)	27,900	5,582
0% 6/15/46 (FSA Insured)	6,250	1,186
0% 6/15/47 (FSA Insured)	16,540	2,985
Series A:
0% 6/15/13 (Escrowed to Maturity)	5,415	5,412
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 210	$ 210
0% 6/15/15	7,915	7,714
0% 6/15/15 (Escrowed to Maturity)	5,355	5,292
0% 6/15/15 (Escrowed to Maturity)	1,730	1,710
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,347
Series 2007, 5% 11/15/14	1,000	1,064
5% 11/15/18	1,000	1,130
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	11,999
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,503
5% 10/1/18	1,435	1,653
5% 10/1/20	1,290	1,481
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,134
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,582
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,834
Series 2009 A, 5.75% 4/1/38	7,805	8,694
Series 2010 A:
5% 4/1/25	5,125	5,781
5.25% 4/1/30	3,200	3,578
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,293
0% 11/1/14 (FSA Insured)	1,995	1,971
0% 11/1/16 (Escrowed to Maturity)	1,615	1,578
0% 11/1/16 (FSA Insured)	4,885	4,639
0% 11/1/17 (FSA Insured)	3,200	2,961
0% 11/1/19 (Escrowed to Maturity)	675	612
0% 11/1/19 (FSA Insured)	4,325	3,716
		887,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.1%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	$ 2,835	$ 3,071
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,716
5.25% 7/15/25 (Pre-Refunded to 7/15/15 @ 100)	1,720	1,910
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,071
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	970
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	519
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,093
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,671
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	32,180
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	1,970
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,635	1,660
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,821
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,560
Series 2009 A, 5.25% 11/1/39	5,300	5,772
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,810
Series 2012:
5% 3/1/30	2,500	2,735
5% 3/1/41	7,070	7,535
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,100
5% 2/15/15	1,500	1,619
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,482
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,220	1,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	$ 7,700	$ 7,861
(Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,011
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,392
5% 1/1/23	1,800	2,133
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,626
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/26	2,545	3,023
5% 10/1/37	4,500	5,080
Series 2011 A, 5.25% 10/1/25	1,750	2,104
Series 2011 B, 5% 10/1/41	5,500	6,000
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,246
0% 6/1/18 (AMBAC Insured)	1,700	1,570
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,687
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,911
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,769
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,451
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	451
5% 1/15/30	24,540	28,381
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,366
5% 7/1/25	1,000	1,180
5% 7/1/26	1,325	1,553
5% 7/1/29	670	775
5% 7/1/35	3,000	3,403
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	$ 1,500	$ 1,605
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,304
		207,426
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,395
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	12,118
Series 2009 D, 5% 11/15/29	4,600	5,105
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	4,253
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,664
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,846
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,783
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,343
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,219
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,365
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,449
5% 11/15/17	2,500	2,890
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,222
5% 9/1/25	4,000	4,705
		45,962
Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,432
5% 8/15/17	3,650	4,130
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,467
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,370
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	36,220	45,277
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,495
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,518
		91,241
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,129
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,038
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,498
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,340
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,576
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,086
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,927
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,692
Series 2012:
5% 12/1/22	8,645	9,984
5% 12/1/30	2,000	2,234
5% 12/1/31	1,000	1,103
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012:
5% 12/1/32	$ 1,500	$ 1,647
0% 9/1/13 (AMBAC Insured)	3,350	3,315
0% 9/1/14 (AMBAC Insured)	3,165	3,047
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,014
		61,630
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,904
6% 7/1/38	2,700	3,166
		13,070
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,826
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,448
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,072
5% 6/1/16 (CIFG North America Insured)	1,000	1,109
5% 6/1/19 (CIFG North America Insured)	1,500	1,627
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,148
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,506
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,923
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,795
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,357
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,516
6% 1/1/43	1,500	1,624
Washington Suburban San. District 5% 6/1/20	6,630	8,166
		41,117
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	$ 2,695	$ 2,924
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,241
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	2,135	2,196
Series I, 6.75% 1/1/36	3,000	3,580
Massachusetts Gen. Oblig. Series 2007 C:
5.25% 8/1/22	7,700	9,040
5.25% 8/1/23	3,600	4,221
5.25% 8/1/24	9,000	10,499
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,615	2,626
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,461
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	4,000	4,036
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,547
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	10,000	11,098
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,865	4,289
Series 2007 A:
4.5% 8/15/35	13,790	14,741
5% 8/15/22 (AMBAC Insured)	2,900	3,346
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		87,935
Michigan - 2.2%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,652
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	9,110
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,263
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	21,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,000	$ 12,048
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,551
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,847
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,435
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,818
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,877
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,284
Fowlerville Cmnty. School District 5.25% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,425	1,502
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,894
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,810
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	5,952
5% 6/1/20	2,050	2,348
5% 6/1/27	3,000	3,360
5% 6/1/39	5,375	5,691
Series 2012 B, 5% 7/1/22	3,900	4,403
Series 2012, 5% 11/15/42	11,825	12,596
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,396
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	95	98
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,763
5% 12/1/26	1,115	1,225
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	284
Series 2012 A:
5% 6/1/23	2,395	2,867
5% 6/1/26	2,000	2,294
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,354
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,260
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,934
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	$ 2,100	$ 2,453
Series 2011 A, 5% 12/1/19 (f)	3,805	4,459
		149,842
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,703
5% 5/1/20	1,000	1,081
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,033
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,217
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,680
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,766
5.25% 12/1/19	2,850	2,943
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,635
Series 2009, 5.75% 7/1/39	20,700	23,070
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,429
5.25% 5/15/18	1,650	1,846
5.25% 5/15/23	2,000	2,186
		57,800
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,153
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,502
		3,655
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,360
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.692% 12/1/17 (c)	7,900	7,304
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,386
6% 8/15/28	3,500	3,877
6.125% 8/15/31	2,250	2,492
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,565
5% 1/1/24	1,000	1,136
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	4,700	4,885
5% 2/1/46 (Pre-Refunded to 2/1/14 @ 100)	5,500	5,716
		30,361
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (f)	4,310	4,361
5.375% 7/1/19 (f)	1,100	1,113
5.375% 7/1/21 (f)	1,600	1,619
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	5,050
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,435
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/13 (FSA Insured)	4,590	4,575
0% 7/1/14 (FSA Insured)	3,000	2,939
		26,092
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 9,300	$ 10,460
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,639
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	5,048
Series 2007 A, 5% 10/1/37	6,100	6,446
Series 2012:
4% 7/1/32	2,370	2,320
5% 7/1/24	1,000	1,125
5% 7/1/25	1,185	1,327
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19	2,000	2,379
5% 2/1/24	1,775	2,115
5% 10/1/18	4,315	5,141
		41,000
New Jersey - 3.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,100	5,800
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O, 5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	5,000	5,454
Series 2005 P, 5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	2,445	2,723
Series 2009 AA, 5.5% 12/15/29	4,000	4,633
Series 2012, 5% 6/15/21	4,600	5,414
Series 2013 NN, 5% 3/1/27	94,700	109,154
Series 2013:
5% 3/1/23	12,200	14,732
5% 3/1/24	17,000	20,104
5% 3/1/25	1,900	2,227
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	11,425
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,320
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 6,273
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,800
		201,801
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,672
5% 12/1/18	2,000	2,380
		8,052
New York - 12.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,234
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,751
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	13,120	13,902
5.75% 5/1/18 (Pre-Refunded to 5/1/14 @ 100)	14,720	15,597
5.75% 5/1/20 (Pre-Refunded to 5/1/14 @ 100)	8,000	8,477
5.75% 5/1/21 (Pre-Refunded to 5/1/14 @ 100)	3,845	4,074
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	1,000	1,060
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,179
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,179
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	3,400	3,603
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	5,200	5,510
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	14,600	17,005
Series A:
5% 2/15/47	14,500	15,333
5% 2/15/47	13,100	13,853
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,235
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,103
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	51
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 A1, 5.25% 8/15/27	$ 9,940	$ 11,659
Series 2008 D1, 5.125% 12/1/22	5,000	5,917
Series 2009 I1, 5.625% 4/1/29	3,600	4,356
Series 2012 A, 5% 8/1/24	7,400	8,844
Series 2012 F, 5% 8/1/24	32,525	39,072
Series 2012 G1:
5% 4/1/25	13,700	16,358
5% 4/1/27	19,380	22,749
Series 2013 D, 5% 8/1/23	19,300	23,822
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,367
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,966
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,996
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	2,900	3,159
Series 2009 A, 5.75% 6/15/40	1,500	1,759
Series 2009 C, 5% 6/15/44	5,675	6,264
Series 2009 EE, 5.25% 6/15/40	11,600	13,200
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,826
Series 2011 EE, 5.375% 6/15/43	42,080	48,653
Series 2012 AA, 5% 6/15/44	11,900	13,073
Series 2012 CC, 5% 6/15/45	11,100	12,251
Series 2012 EE, 5.25% 6/15/30	28,100	33,750
Series GG, 5% 6/15/43	12,340	13,557
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,620
5.5% 7/15/38	1,600	1,840
5.625% 7/15/38	2,825	3,267
Series 2009 S3:
5.25% 1/15/34	24,000	27,533
5.25% 1/15/39	3,400	3,902
5.375% 1/15/34	2,750	3,173
Series 2009 S4:
5.5% 1/15/39	8,800	10,218
5.75% 1/15/39	4,100	4,816
Series 2011 S2 A, 5% 7/15/40	17,200	19,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series S1, 5% 7/15/26	$ 10,000	$ 11,841
New York City Transitional Fin. Auth. Rev. 5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,880	1,911
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	13,169
5% 5/15/22	4,300	5,314
Series 2012 A:
4% 5/15/21	3,500	3,999
5% 5/15/23	5,600	6,827
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	4,059
Series 2009 A, 5% 2/15/39	4,000	4,455
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	2,410	2,442
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	2,000	2,163
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,233
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,982
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	724
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
Series 2010 A, 5% 7/1/26	4,000	4,523
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,206
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,392
Series 2010 D, 5.25% 11/15/40	6,600	7,334
Series 2012 D, 5% 11/15/25	25,900	30,388
Series 2012 F, 5% 11/15/24	12,400	14,743
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,242
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,126
5.25% 1/1/27	12,500	13,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	$ 3,500	$ 4,076
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	560
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,689
5.25% 6/1/22 (AMBAC Insured)	9,850	9,926
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170	171
5.5% 6/1/19	4,050	4,084
Series 2003 B, 5.5% 6/1/18	2,225	2,233
Series 2003 B-1C:
5.5% 6/1/19	10,800	10,890
5.5% 6/1/20	2,700	2,722
5.5% 6/1/22	10,065	10,147
Series 2003B 1C, 5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,092
Series 2011:
5% 6/1/17	11,700	13,670
5% 6/1/17	10,700	12,502
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	5,300	6,611
		814,167
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,561
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,904
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,408
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,089
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,713
5.25% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,713
5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,540	1,629
5.25% 6/1/22 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,713
5.25% 6/1/23 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	$ 4,040	$ 4,354
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,807
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,751
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19 (Pre-Refunded to 2/1/14 @ 100)	2,945	3,061
5% 2/1/20 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,559
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,381
5% 10/1/21	5,690	6,379
Series 2012 A, 5% 11/15/26	1,295	1,455
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,702
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,560
Series 2010 B, 5% 1/1/20	6,700	8,103
		66,994
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	5,012
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,837
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,778
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	3,625	3,683
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,951
5.25% 7/1/15	1,300	1,403
		16,664
Ohio - 0.6%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 4,400	$ 4,879
5% 6/1/17	5,045	5,728
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	787
5.25% 9/15/18 (FSA Insured)	1,360	1,573
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,632
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,476
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,409
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,000	2,313
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,645
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,548
		43,706
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,104
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,270
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,454
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,131
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,909
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	9,640	10,503
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33 (b)	6,440	7,461
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,888
		36,720
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (Pre-Refunded to 6/15/14 @ 100)	3,395	3,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County School District #7J:
5.25% 6/1/23	$ 2,000	$ 2,551
5.25% 6/1/24 (FSA Insured)	2,605	3,346
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,725
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,081
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,643
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,524
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,219
5.5% 6/15/21 (FSA Insured)	1,060	1,347
		29,023
Pennsylvania - 1.6%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,243
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,543
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,903
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,462
5.5% 3/1/25 (FSA Insured)	1,400	1,513
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,301
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	2,180	2,575
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	2,620	3,183
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	6,247
5% 1/1/23	2,000	2,215
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,117
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 2,467
Series 2012 A, 5% 6/1/27	4,105	4,594
Series A, 6.125% 6/1/14 (AMBAC Insured)	5,230	5,555
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,130	1,259
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,432
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,963
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,030
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,035
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,121
Ninth Series, 5.25% 8/1/40	3,750	4,013
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,255
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,731
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,631
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,099
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,785
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,193
5% 6/1/23	2,500	2,957
		111,077
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,198
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	$ 4,600	$ 4,918
5.75%, tender 7/1/17 (c)	8,500	9,171
Series N:
5.5% 7/1/21	5,000	5,185
5.5% 7/1/22	3,250	3,344
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,165	1,411
Series 2009 A, 6% 8/1/42	7,600	8,161
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	470
		40,960
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,591
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,844
5.25% 9/15/16 (AMBAC Insured)	1,815	1,938
5.25% 9/15/18 (AMBAC Insured)	1,005	1,070
		8,443
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,654
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,807
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,260
5% 11/1/19	1,000	1,148
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,735
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	610	692
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,693
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,060
5% 4/1/24	4,000	4,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18	$ 5,000	$ 6,037
5% 12/1/20	1,500	1,855
Series 2012 C:
5% 12/1/14	1,000	1,077
5% 12/1/14	2,000	2,155
5% 12/1/16	5,065	5,819
5% 12/1/16	2,000	2,298
5% 12/1/19	13,990	17,152
Series 2012 D, 5% 12/1/43	18,250	20,153
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,867
5.25% 1/1/39	2,800	3,201
Series 2004 A, 5% 1/1/39	7,600	7,803
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,795
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,380
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,738
		116,567
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,041
5% 9/1/28	3,000	3,187
Series 2012 E, 5% 11/1/37	7,300	8,053
		12,281
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,235
5% 12/15/14	3,870	4,133
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,231
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	$ 5,820	$ 7,040
5.75% 7/1/24 (f)	2,400	2,884
		35,153
Texas - 9.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,502
Argyle Independent School District:
5.25% 8/15/40 (FSA Insured)	125	131
5.25% 8/15/40 (Pre-Refunded to 8/15/14 @ 100)	1,620	1,730
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,814
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,305
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,532
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,489
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,899
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,054
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	3,035
5.25% 2/15/42	5,000	5,535
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,591
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,937
5% 8/1/20 (AMBAC Insured)	1,780	2,022
Coppell Independent School District 0% 8/15/20	2,000	1,727
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,483
5% 7/15/22	2,500	3,054
5% 7/15/24	2,255	2,680
5.25% 7/15/18 (FSA Insured)	3,305	3,868
5.25% 7/15/19 (FSA Insured)	4,000	4,654
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,489
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	$ 21,000	$ 24,090
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,403
Series A, 5% 11/1/42	14,800	16,194
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,734
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,806
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,580
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,216
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	3,015
DeSoto Independent School District 0% 8/15/20	3,335	2,880
Duncanville Independent School District 5.65% 2/15/28	30	30
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,710
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,063
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,368
Grand Prairie Independent School District 0% 2/15/16	3,775	3,693
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,575
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,685
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,302
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,921
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,569
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(f)	2,500	2,506
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,612
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 10,891
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,536
Series 2008 B, 5.25% 8/15/47	25,440	28,444
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,169
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,208
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,020	1,094
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,700	1,827
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	3,200	4,269
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,466
5% 7/1/25 (f)	1,500	1,699
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	2,300	2,551
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	10,600	10,988
Series 2005 A, 0% 2/15/16	5,500	5,380
0% 8/15/13	9,835	9,826
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,935
0% 2/15/17	3,480	3,350
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,145
Series 2009, 5% 2/15/34	4,300	4,944
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,324
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,910
Kermit Independent School District 5.25% 2/15/37	4,130	4,562
Kingsville Independent School District 5.25% 2/15/37	3,650	4,039
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2010, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	$ 80	$ 80
Series 2012, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	95	96
5% 5/15/31 (AMBAC Insured)	150	150
5.25% 5/15/18	480	483
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	5	5
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	60	60
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,140	1,147
5.75% 5/15/37	540	578
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	145
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,006
5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,006
5.25% 5/15/20 (Pre-Refunded to 5/15/13 @ 100)	2,000	2,012
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,234
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,363
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,760
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	3,053
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,631
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,455
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,529
Series 2008 A:
6% 1/1/23	4,800	5,660
6% 1/1/24	2,000	2,350
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,803
Series 2009 A, 6.25% 1/1/39	10,200	11,625
Series 2011 A:
5.5% 9/1/41	3,950	4,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
6% 9/1/41	$ 6,200	$ 7,563
Series 2011 D, 5% 9/1/28	13,000	15,066
Pflugerville Gen. Oblig. 5.5% 8/1/22 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,017
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,366
5.375% 8/15/37	15,255	17,193
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,304
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,522
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,738
5% 7/1/17 (FSA Insured) (f)	2,765	3,185
5% 7/1/17 (FSA Insured) (f)	2,385	2,721
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,934
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,562
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,074
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	3,007
Series 2012, 5.25% 2/1/25	4,200	5,366
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/24	7,500	9,184
5% 5/15/25	10,000	12,121
5% 5/15/27	10,000	11,910
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,978
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,096
5.25% 2/15/22 (AMBAC Insured)	1,090	1,153
5.25% 2/15/30 (AMBAC Insured)	1,800	1,882
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,964
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,241
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	8,171
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	$ 2,375	$ 2,625
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,855
5% 8/15/43	4,000	4,390
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,889
Series 2008, 4.75% 4/1/37	21,920	24,233
Series 2006 A, 5% 4/1/29	2,820	3,190
Series 2006, 5% 4/1/27	5,600	6,226
Series 2008, 5% 4/1/25	4,300	4,990
5.75% 8/1/26	1,175	1,179
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,997
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,263
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	13,268
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,807
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	3,200	3,225
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,680
5% 4/1/25	3,400	3,918
5% 4/1/26	4,300	4,946
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,015
5.625% 7/15/21	1,315	1,319
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,435
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,014
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,245
Waller Independent School District 5.5% 2/15/37	4,920	5,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Weatherford Independent School District 0% 2/15/33	$ 6,985	$ 3,425
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,546
		651,901
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,236
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	1,070	1,143
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,775
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,093
5% 8/1/25	2,175	2,502
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,427
		30,176
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,439
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (c)(f)	4,050	4,057
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	6,000	6,223
5% 1/1/40 (f)	4,200	4,301
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,829
		18,410
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (Pre-Refunded to 5/1/15 @ 100)	3,500	3,840
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	$ 2,430	$ 2,615
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,824
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	20,000	24,952
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,691
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,858
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,158
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,908
5.25% 12/1/36 (FSA Insured)	9,180	10,027
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	26,433
Series 2009, 5.25% 1/1/42	2,600	2,976
Series 2010, 5% 1/1/50	6,500	7,093
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,448
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,108
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,064
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,061
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,466
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	436
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,802
0% 7/1/19 (Escrowed to Maturity)	9,100	8,315
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	6,095
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	$ 3,850	$ 4,447
5.25% 8/15/20	2,000	2,279
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,223
Series 2012 A:
5% 10/1/25	5,130	6,093
5% 10/1/26	13,395	15,788
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,540
5.7% 7/1/38	11,300	12,253
7% 7/1/39	3,000	3,468
		197,034
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	762
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,900
		3,662
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,501
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,610
5.75% 7/1/30	2,655	3,031
Series 2013 B:
5% 7/1/27	1,205	1,357
5% 7/1/36	4,300	4,727
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,314
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,809
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,442
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,506
5.5% 8/15/16	975	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
4% 10/1/23	$ 2,500	$ 2,760
5% 6/1/39	1,075	1,148
Series 2013:
5% 8/15/24 (b)	2,810	3,253
5% 8/15/25 (b)	1,030	1,179
5% 8/15/26 (b)	3,100	3,513
		42,142
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,823
TOTAL MUNICIPAL BONDS (Cost $6,165,778)		6,649,688
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.15% (d)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $6,165,878)		6,649,788
NET OTHER ASSETS (LIABILITIES) - 1.7%		117,673
NET ASSETS - 100%		$ 6,767,461
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,626,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,465
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -*

* Amount represents less than $1,000.

Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,649,688	$ -	$ 6,649,688	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 6,649,788	$ 100	$ 6,649,688	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $6,165,200,000. Net unrealized appreciation aggregated $484,588,000, of which $495,085,000 related to appreciated investment securities and $10,497,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2013

1.814656.108

OFR-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,653,280
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,162,380
		2,815,660
Ohio - 96.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,541,520
5% 1/1/15	1,275,000	1,347,892
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,191,870
Series 2012, 5% 11/15/23	3,245,000	3,807,261
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,594,859
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,685,500
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,632,120
5.25% 2/15/28	8,040,000	9,316,752
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,412,532
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,442,410
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,191,195
5% 12/1/37	1,095,000	1,251,059
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,478,713
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,240,920
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,105,060
5% 6/1/17	3,100,000	3,519,926
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	977,815
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,564,979
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,007,631
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.: - continued
(UC Health Proj.) Series 2010, 5.5% 11/1/40	$ 3,025,000	$ 3,337,725
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,687,317
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,192,341
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,111,391
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,637,380
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,111,360
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	542,470
5% 12/1/20	1,240,000	1,481,577
Series 2012 F:
5% 12/1/20	3,045,000	3,749,126
5% 12/1/21	2,765,000	3,424,065
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,996,523
Series B, 5% 12/1/32	6,500,000	7,382,180
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,925,320
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,034,473
Series 2012, 5% 12/1/25	2,350,000	2,760,968
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,336,643
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,393,637
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,477,785
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,285,317
Cleveland Muni. School District:
Series 2004, 5.25% 12/1/17 (FSA Insured)	2,215,000	2,332,639
Series 2013:
5% 12/1/24	1,255,000	1,502,524
5% 12/1/26	4,060,000	4,766,278
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,727,971
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Parking Facilities Rev.: - continued
5.25% 9/15/17 (FSA Insured)	$ 3,040,000	$ 3,472,562
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,560,958
5% 11/15/16	1,820,000	2,046,827
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,244,403
5% 6/1/25	2,500,000	2,893,225
5% 6/1/26	3,075,000	3,533,329
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,365,130
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,534,816
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37 (a)	3,000,000	3,422,190
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,726,850
Series 2009 B:
5% 12/1/26	1,805,000	2,109,197
5% 12/1/28	3,105,000	3,586,741
5% 12/1/29	1,000,000	1,151,170
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	11,086,800
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,197,950
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,744,704
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,307,044
5% 8/1/27	1,200,000	1,356,624
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,695,456
5% 12/1/25	765,000	906,938
Dayton Gen. Oblig.:
4% 12/1/22	750,000	826,875
4% 12/1/25	1,540,000	1,645,752
Dayton School District:
(School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	4,992,562
Series 2013, 5% 11/1/22	5,775,000	7,113,992
Dublin City School District 5% 12/1/21	1,200,000	1,420,668
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	415,656
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	$ 1,225,000	$ 1,377,341
4% 12/1/23	1,395,000	1,544,516
4% 12/1/24	1,490,000	1,631,133
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,439,550
Series A:
5% 11/1/15	260,000	287,030
5% 11/1/16	265,000	300,558
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,185,130
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,195,290
5% 12/1/24	1,800,000	2,129,976
5% 12/1/25	1,170,000	1,372,597
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,077,342
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,127,836
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,283,820
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,183,788
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,193,970
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,461,670
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,914,437
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,681,343
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,815,853
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,571,913
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,743,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,347,400
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,363,220
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,110
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,733,573
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,240
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,648,485
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,464,807
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,495,368
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,630,130
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,587,050
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,113,870
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,238,029
Series 2012 A:
5% 5/1/24	1,385,000	1,647,277
5% 5/1/25	1,500,000	1,768,140
5% 5/1/26	1,600,000	1,876,208
Kings Local School District 5% 12/1/19 (Pre-Refunded to 6/1/15 @ 100)	1,365,000	1,500,285
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,170,327
5% 8/15/15	1,160,000	1,262,254
5% 8/15/16	1,260,000	1,402,481
5% 8/15/17	1,000,000	1,136,940
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,443,420
0% 12/1/16 (FSA Insured)	1,200,000	1,131,168
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,269,960
5% 10/1/49	3,000,000	3,294,720
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,605,225
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) 5% 11/15/38	1,090,000	1,137,611
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,457,636
Series 2011 D:
5% 11/15/22	1,000,000	1,196,970
5% 11/15/25	5,000,000	5,774,700
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,679,170
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,294,280
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	121,400
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	89,544
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,208
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,349,572
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,513,503
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,651,718
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,234,570
Series 2012 A, 5% 8/1/47	10,000,000	10,627,500
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,515,800
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	3,005,525
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,243,700
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,378,303
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,493,150
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	3,007,394
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,054,419
Series 2010 A, 5% 10/1/24	6,030,000	7,090,496
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	$ 845,000	$ 1,035,471
5% 10/1/22	1,090,000	1,338,694
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	560,325
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,037,072
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,536,090
Series 2006 D, 5% 9/15/20	5,000,000	5,620,400
Series 2008 A:
5.375% 9/1/23	1,170,000	1,396,103
5.375% 9/1/28	7,210,000	8,442,117
Series 2011 A, 5% 9/15/21	6,450,000	8,055,405
Series 2011, 5.25% 9/1/23	2,000,000	2,430,260
Series 2012 A:
5% 2/1/26	1,000,000	1,194,330
5% 2/1/27	5,000,000	5,934,350
Series 2012 B:
5% 9/1/21	1,390,000	1,734,498
5% 3/15/25	7,500,000	9,021,450
Series 2013 A, 5% 9/15/22	10,000,000	12,512,789
Series Q, 5% 4/1/25	1,845,000	2,221,085
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,843,703
Series 1994:
6.125% 10/1/15	2,000,000	2,260,900
6.25% 10/1/16	2,500,000	2,949,625
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,794,968
5.5% 1/1/43	3,500,000	3,838,625
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,085,560
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,978,553
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,107,200
Series 2010 A, 5.25% 1/15/23	2,500,000	2,859,300
(Univ. of Dayton Proj.):
Series 2004:
5% 12/1/17	1,305,000	1,394,132
5% 12/1/17 (Pre-Refunded to 12/1/14 @ 100)	865,000	932,012
Series 2009, 5.5% 12/1/36	5,000,000	5,632,300
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	$ 540,000	$ 647,012
5% 12/1/24	585,000	693,804
5% 12/1/25	1,000,000	1,174,880
5% 12/1/26	1,195,000	1,393,023
5% 12/1/27	2,300,000	2,662,342
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,885,290
Series 2011 A, 5% 1/1/32	3,500,000	3,873,275
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,262,215
Ohio State Univ. Gen. Receipts:
Series 2009 A:
5% 12/1/26	2,000,000	2,321,900
5% 12/1/26 (Pre-Refunded to 12/1/18 @ 100)	225,000	274,550
Series 2012 A:
4% 6/1/27	1,270,000	1,418,717
5% 6/1/24	1,690,000	2,133,067
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,731,430
Series 2010 A, 5% 2/15/31	5,000,000	5,583,350
Ohio Univ. Gen. Receipts Athens:
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,288,758
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,867,131
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,145,797
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	84,105
Series 2005:
5.25% 6/1/18	2,610,000	3,166,583
5.25% 12/1/18	2,610,000	3,206,072
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,626,943
Series 2009 B, 5% 12/1/24	1,025,000	1,300,612
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,471,372
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	885,000	962,836
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,160,000	$ 1,365,100
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,314,280
5% 6/1/30	1,000,000	1,153,160
Series 2010, 5% 12/1/22	3,010,000	3,656,247
Series 2005 B, 0% 12/1/14	1,500,000	1,477,545
5.25% 12/1/19	1,975,000	2,464,069
Olentangy Local School District:
5% 12/1/30 (Pre-Refunded to 6/1/16 @ 100)	4,025,000	4,585,522
5% 12/1/36	2,700,000	2,999,970
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,160,900
0% 12/1/17	1,250,000	1,131,413
5% 12/1/32	1,500,000	1,681,245
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,120,310
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,276,725
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,895,100
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,150
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,270,220
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,414,285
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	512,737
5% 12/1/35 (FSA Insured)	2,500,000	2,671,900
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,000,897
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,971,938
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,123,880
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,940,876
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	840,000	862,974
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,780,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	$ 3,000,000	$ 3,381,120
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	140,000	146,731
5% 6/1/19	150,000	156,836
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,150,100
5% 6/1/23 (FSA Insured)	2,000,000	2,291,720
5% 6/1/24 (FSA Insured)	2,000,000	2,283,280
Series 2010 F, 5% 6/1/32	2,000,000	2,271,880
Series 2012 A:
5% 6/1/22	2,000,000	2,447,400
5% 6/1/23	2,000,000	2,414,340
Series 2012 C:
4% 6/1/28	2,000,000	2,135,420
5% 6/1/24	1,230,000	1,481,892
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,763,480
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,115,545
		622,380,140
Puerto Rico - 1.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.5% 7/1/39	1,500,000	1,451,340
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,932,606
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,422,044
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,078,960
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	649,704
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	171,083
0% 8/1/47 (AMBAC Insured)	1,000,000	137,700
Series 2009 A, 6% 8/1/42	1,000,000	1,073,760
Series 2010 C, 6% 8/1/39	1,800,000	1,937,736
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2011 C:
0% 8/1/39	$ 6,990,000	$ 1,563,383
0% 8/1/41	1,600,000	315,008
		11,733,324
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,104,970
Series 2009 A, 6.75% 10/1/37	1,000,000	1,146,690
Series 2009 B, 5% 10/1/25	1,000,000	1,103,560
		3,355,220
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $601,003,382)	640,284,344
NET OTHER ASSETS (LIABILITIES) - 1.3%	8,428,867
NET ASSETS - 100%	$ 648,713,211
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $601,012,602. Net unrealized appreciation aggregated $39,271,742, of which $40,634,462 related to appreciated investment securities and $1,362,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2013

1.814657.108

PFL-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	$ 900,000	$ 1,039,716
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	601,215
5% 7/1/23	1,000,000	1,190,620
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,559,135
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,879,295
		7,230,265
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,131,980
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,751,374
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,630,188
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,881,660
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,115,710
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,815,560
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,691,600
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,351,720
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,264,920
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,396,799
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,853,771
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured) (Pre-Refunded to 3/1/28 @ 100)	1,500,000	1,627,275
6% 3/1/31 (Pre-Refunded to 3/1/15 @ 100)	1,975,000	2,187,352
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	$ 4,000,000	$ 4,069,440
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,606,900
Series 2012 A, 5% 11/1/40	3,590,000	3,895,078
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	286,060
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,936,047
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,298,532
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,524,550
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,818,400
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,232,080
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,538,920
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,183,400
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,177,920
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,913,092
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	952,720
5% 6/1/25	1,175,000	1,386,723
5% 6/1/26	1,250,000	1,462,000
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,671,650
5% 11/1/42	3,000,000	3,264,060
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,401,460
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,646,158
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,764,727
Series 2012:
5% 8/1/21	350,000	423,007
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Univ. Rev.: - continued
Series 2012:
5% 8/1/22	$ 300,000	$ 363,993
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27 (a)	2,500,000	2,699,550
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,256,130
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,184,974
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,418,168
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,186,567
7.75% 4/1/25 (FSA Insured)	395,000	466,515
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	583,142
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,837,510
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	3,015,788
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	578,250
5% 8/1/31	4,180,000	4,910,162
5% 8/1/34	1,000,000	1,161,700
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,950,788
5.375% 7/1/42	2,130,000	2,290,304
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,170,893
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,741,750
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	4,016,180
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,367,438
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,422,878
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,512,014
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,841,000
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	$ 1,500,000	$ 1,809,315
5% 2/15/27	3,625,000	4,369,068
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,362,900
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,276,980
Series 2012 A:
5% 6/1/23	3,850,000	4,489,485
5% 6/1/24	1,500,000	1,741,290
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,143,740
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	969,561
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	541,750
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,377,792
5.25% 8/15/18	1,450,000	1,631,990
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,240,670
5% 10/1/25	2,500,000	3,039,475
5% 10/1/26	2,500,000	3,008,925
Oxford Area School District Series 2007 D:
5.375% 2/1/27 (Pre-Refunded to 8/1/15 @ 100)	995,000	1,108,589
5.375% 2/1/27 (Pre-Refunded to 8/1/15 @ 100)	795,000	886,743
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,024,968
5% 3/1/25	3,255,000	3,744,161
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,078,500
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,132,160
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,103,040
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,296,899
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
First Series 2008, 5% 5/15/27	$ 805,000	$ 918,094
First Series 2009, 5% 3/15/27	3,000,000	3,528,240
First Series 2011:
5% 11/15/24	5,000,000	6,097,700
5% 11/15/25	4,000,000	4,839,720
Second Series 2005, 5% 1/1/25	9,900,000	10,932,273
Second Series 2007 A, 5% 8/1/25	2,500,000	2,878,875
Second Series 2009:
5% 4/15/25	500,000	593,915
5% 4/15/28	5,000,000	5,854,700
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,579,800
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	290,245
5% 3/1/20	300,000	357,390
5% 3/1/22	275,000	331,315
5% 3/1/23	585,000	703,691
5% 3/1/42	2,950,000	3,267,184
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,294,780
Series 2009 A, 5.25% 8/15/22	2,655,000	3,133,564
Series 2011 A, 5.75% 8/15/41	4,980,000	5,708,624
First Series 2012, 5% 4/1/20	750,000	905,970
First Series:
5% 4/1/21	500,000	606,610
5% 4/1/22	600,000	729,318
5% 4/1/23	800,000	963,064
5% 4/1/24	1,100,000	1,311,486
Series 2010 E, 5% 5/15/31	2,500,000	2,757,525
Series 2010:
5% 9/1/30	1,150,000	1,323,225
5% 9/1/31	1,025,000	1,175,696
Series 2011 A, 5% 9/1/41	2,000,000	2,248,320
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,674,899
Series 2008 A, 5% 8/15/29	3,945,000	4,322,103
Series 2010:
5% 3/1/22	2,640,000	3,131,938
5% 3/1/40	4,385,000	4,799,646
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,336,570
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,533,370
5% 12/1/25 (AMBAC Insured)	7,345,000	8,085,376
5% 12/1/26 (AMBAC Insured)	3,500,000	3,844,855
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,517,520
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,393,080
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,526,670
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,578,735
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,046,520
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,043,420
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,723,868
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,867,368
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,866,722
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,512,745
Ninth Series, 5.25% 8/1/40	5,595,000	5,987,433
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,454,433
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,554,220
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,028,221
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,466,800
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,835,350
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,033,160
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev.: - continued
Series 2012:
5% 4/15/21	$ 1,000,000	$ 1,172,190
5% 4/15/25	2,230,000	2,550,250
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,090,008
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,299,929
Series 2010 C, 5% 9/1/21	4,000,000	4,646,160
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,433,760
Series 2011 A, 5% 1/1/41	2,715,000	2,992,907
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,601,788
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,208,040
5.25% 9/1/16 (FSA Insured)	3,000,000	3,399,480
Series 2012 A, 5% 9/1/22	2,000,000	2,347,300
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,808,040
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,712,785
6.5% 9/1/13 (FGIC Insured)	1,875,000	1,909,631
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,108,370
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,872,775
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,669,425
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,140,900
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,948,897
5% 5/1/28 (FSA Insured)	1,000,000	1,093,530
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,464,610
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,296,200
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2000 C, 5% 9/15/35	$ 2,000,000	$ 2,235,440
Series 2007 B, 5.25% 9/15/28	2,500,000	2,920,125
Series 2009 A, 5% 9/15/16	1,150,000	1,317,417
Series 2009 B:
5% 9/15/28	2,000,000	2,290,280
5.5% 9/15/24	5,250,000	6,384,315
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,687,275
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,216,856
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,465,000	4,953,382
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,308,950
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,084,900
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,024,898
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,274,107
		468,467,794
Puerto Rico - 0.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	504,840
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,834,012
0% 8/1/41	1,200,000	236,256
		2,575,108
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $448,671,147)	479,312,883
NET OTHER ASSETS (LIABILITIES) - 2.2%	10,577,270
NET ASSETS - 100%	$ 489,890,153
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $448,671,147. Net unrealized appreciation aggregated $30,641,736, of which $31,087,765 related to appreciated investment securities and $446,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2013

1.814658.108

STM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	$ 1,175	$ 1,195
Arizona - 3.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,318
5% 10/1/16 (FSA Insured)	13,000	14,724
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,332
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,872
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,128
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,026
Series 2008:
5.5% 9/1/13	18,780	19,191
5.5% 9/1/16	1,385	1,587
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,213
5% 10/1/20	5,180	6,301
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,304
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,052
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,237
5% 7/1/18	5,200	5,686
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	2,800	2,805
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,420
Series 2009 B, 5% 7/1/16	5,090	5,791
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,870
Series 2012 A:
5% 7/1/18	825	977
5% 7/1/19	1,550	1,860
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,645	$ 1,680
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,371
5% 7/1/17	3,315	3,719
5% 7/1/18	3,365	3,826
		137,660
California - 12.6%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,654
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,095
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,044
Series 2010 M, 5% 5/1/16	8,000	9,069
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,289
Series 2009 A:
5% 7/1/15	3,660	3,870
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,690
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,200
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,270
5.25% 7/1/14	1,780	1,890
5.25% 7/1/14 (Escrowed to Maturity)	520	552
California Gen. Oblig.:
5% 11/1/13	9,060	9,313
5% 9/1/18	7,500	8,997
5% 9/1/19	20,000	24,250
5% 9/1/20	20,000	24,375
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,092
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,123
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,061
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,377
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.92%, tender 7/1/17 (c)	4,000	4,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 4,300	$ 4,552
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0%, tender 4/1/16 (c)	17,000	16,997
0%, tender 4/1/16 (c)	30,000	29,996
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,197
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 5/1/13 (c)(f)	8,000	8,000
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,308
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,083
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,197
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,265
5% 10/1/19	1,490	1,796
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,510
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,707
5% 10/1/19	5,000	6,011
5% 10/1/20	2,525	3,062
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,197
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,949
Series 2009 J, 5% 11/1/17	2,300	2,705
Series 2010 A:
5% 3/1/16	2,000	2,240
5% 3/1/17	5,405	6,232
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,372
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,008
5% 6/15/13	16,650	16,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	$ 4,000	$ 4,643
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,321
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.506%, tender 12/12/15 (c)	12,500	12,535
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.47%, tender 7/1/14 (c)	56,000	56,092
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,017
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,057
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,005
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,204
Series 2009 B, 5% 7/1/17	12,905	15,198
Series 2013 A:
5% 7/1/18 (b)	9,750	11,749
5% 7/1/19 (b)	4,400	5,385
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,815
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,279
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,712
5% 3/1/19	2,935	3,420
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,866
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,311
5% 12/1/17	9,790	11,399
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,434
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,428
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,031
5% 7/1/14	1,120	1,181
5% 7/1/15	2,170	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,147
5% 7/1/18	2,000	2,371
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (f)	2,500	2,965
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,974
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,914
5% 6/1/17	3,700	4,195
5% 6/1/18	6,470	7,427
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,896
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,081
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,091
5% 8/1/18	8,000	9,211
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,120
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,445
5% 5/15/15	1,845	2,018
Series 2009 B, 5% 5/15/14	7,000	7,369
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,190
		555,288
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,541
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	585
		5,126
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,300	4,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	$ 10,500	$ 11,346
Series 2012 C, 5% 6/1/21	23,420	29,044
Series 2012 D, 0.41% 9/15/15 (c)	6,000	6,013
Series 2013 A:
0.26% 3/1/15 (c)	2,800	2,800
0.35% 3/1/16 (c)	1,100	1,100
0.46% 3/1/17 (c)	1,400	1,399
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,585	2,634
Series D, 4% 7/1/14	1,000	1,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,413
Series 2009 1, 5% 2/1/14	2,500	2,599
Series 2011 A, 5% 12/1/18	5,575	6,731
		73,452
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,019
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,675
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,607
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,685
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,058
		22,044
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,280
5% 12/1/15	4,395	4,848
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (f)	4,000	4,050
Series 2012 Q1, 5% 10/1/21	1,000	1,208
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/19	$ 7,000	$ 8,290
5% 7/1/20	15,070	18,004
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,286
Series 2010 A3, 1.87% 6/1/13 (c)	47,300	47,427
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,494
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,148
Series 2011:
4% 12/1/16	1,265	1,388
5% 12/1/17	1,685	1,940
5% 12/1/18	685	806
5% 12/1/19	1,820	2,154
5% 12/1/20	1,000	1,193
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,434
5% 10/1/16	1,530	1,714
5% 10/1/17	1,455	1,665
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,396
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,838
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,520
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,392
Series 2009 D, 5.5% 6/1/16	7,910	9,141
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,928
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,142
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,978
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,394
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	$ 1,705	$ 2,053
5% 10/1/20	1,000	1,219
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,607
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,032
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,783
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,091
5% 9/1/17	1,000	1,151
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,355
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	830
5.25% 10/1/15	3,525	3,867
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,518
5% 10/1/20	2,000	2,445
5% 10/1/21	2,000	2,460
5% 10/1/22	1,000	1,235
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,124
5% 11/15/22	485	544
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19 (b)	1,000	1,195
5% 7/1/20 (b)	1,000	1,204
5% 7/1/21 (b)	2,000	2,415
5% 7/1/22 (b)	2,000	2,410
5% 7/1/23 (b)	2,000	2,378
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,035
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,163
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,489
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	$ 2,210	$ 2,422
5% 10/1/16	1,000	1,122
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,017
5% 11/1/15 (FSA Insured)	1,825	1,986
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,570
Series 2012, 5% 7/1/19	1,000	1,207
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,772
Series 2010 C, 5% 10/1/17	1,895	2,243
Series 2011 B:
5% 10/1/18	2,250	2,713
5% 10/1/19	2,325	2,844
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (f)	4,465	5,106
5% 10/1/19 (f)	2,025	2,356
5% 10/1/18 (f)	2,745	3,179
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,474
5% 7/1/14	2,000	2,111
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,683
Series 2011, 5% 10/1/19	5,590	6,890
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,828
5% 11/15/17	1,500	1,736
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,139
5% 10/1/15 (FSA Insured) (f)	2,920	3,202
5% 10/1/16 (FSA Insured) (f)	6,000	6,741
5% 10/1/17 (FSA Insured) (f)	5,000	5,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	$ 1,800	$ 2,147
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,302
		366,991
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,500	8,654
Fourth Series 1995:
1.2%, tender 4/1/14 (c)	3,450	3,476
1.2%, tender 4/1/14 (c)	4,800	4,836
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,746
5% 11/1/14	7,490	7,924
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,812
5% 1/1/20	4,000	4,883
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,377
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,166
Series 2008 D:
5.75% 1/1/19	14,890	18,137
5.75% 1/1/20	3,555	4,288
Series B, 5% 1/1/17	2,750	3,146
Series GG:
5% 1/1/16	680	754
5% 1/1/20	675	812
5% 1/1/21	1,670	2,032
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,049
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.37%, tender 9/1/14 (c)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,967
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/15	$ 1,040	$ 1,102
5% 1/1/16	2,415	2,607
5% 1/1/18	1,530	1,700
		127,615
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,255
Series 2011, 5% 7/1/19 (f)	4,000	4,686
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,681
5% 6/1/16 (Escrowed to Maturity)	2,895	3,298
Series DY:
5% 2/1/15	3,500	3,794
5% 2/1/16	4,000	4,490
		29,204
Illinois - 8.0%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,719
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,720
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,745
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,721
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,515
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,199
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,192
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,031
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,824
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,622
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (f)	$ 1,000	$ 1,147
Series 2010 E:
5% 1/1/15 (f)	4,000	4,295
5% 1/1/16 (f)	1,500	1,674
Series 2011 B, 5% 1/1/18	6,500	7,659
Series 2012 A:
5% 1/1/14 (f)	3,500	3,618
5% 1/1/14 (f)	2,000	2,068
5% 1/1/21	1,400	1,685
Series 2012 B, 5% 1/1/21 (f)	4,605	5,450
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,909
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,791
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,355
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	481
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,814
5% 11/15/20	2,500	3,041
5% 11/15/21	3,000	3,651
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,869
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,850
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,715
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,393
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	595
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,108
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	419
5% 7/1/15	1,000	1,080
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,310
5% 5/15/17	3,520	4,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,006
5% 5/1/14	2,000	2,076
5.75% 5/1/19	2,650	3,086
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,382
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,913
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,179
Series 2012 A, 5% 5/15/23	1,300	1,469
Series 2012:
5% 9/1/19	1,115	1,313
5% 9/1/20	1,470	1,737
5% 9/1/21	1,645	1,947
5% 9/1/22	2,165	2,551
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,647
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,843
Series 2004 B, 5% 3/1/14	15,500	16,109
Series 2004, 5% 11/1/16	11,000	12,410
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,000
5% 4/1/17 (AMBAC Insured)	8,050	8,621
Series 2007 A, 5.5% 6/1/15	1,000	1,095
Series 2007 B, 5% 1/1/17	9,835	11,049
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,041
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	21,387
5% 1/1/21 (FSA Insured)	1,600	1,797
Series 2012:
3% 8/1/13	4,800	4,839
3% 9/1/13	2,000	2,020
4% 3/1/14	5,000	5,151
5% 3/1/19	5,500	6,267
5% 8/1/19	1,600	1,832
5% 8/1/21	1,400	1,605
5% 8/1/22	5,800	6,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	$ 2,250	$ 2,422
5% 5/15/16 (FSA Insured)	2,325	2,566
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,434
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,598
4.5% 6/15/17	6,075	6,937
Series 2010, 5% 6/15/15	8,800	9,686
Series 2011, 4% 6/15/13	2,600	2,620
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,514
4% 6/15/20	1,000	1,041
5% 6/15/20	6,000	6,458
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,393
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	571
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,458
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,711
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,586
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	692
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,325
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,020
0% 11/1/14 (FSA Insured)	875	864
0% 11/1/16 (Escrowed to Maturity)	740	723
0% 11/1/16 (FSA Insured)	2,235	2,122
		350,394
Indiana - 1.9%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	$ 3,500	$ 3,655
5% 5/1/15	6,420	6,949
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,344
5% 12/1/15	2,135	2,369
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,767
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,637
Series 2010 A, 5% 2/1/17	2,800	3,236
Series 2012:
5% 3/1/20	650	766
5% 3/1/21	1,225	1,445
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,458
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	3,400	3,453
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,246
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,745
5% 1/1/20	1,250	1,496
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,014
5% 10/1/22	1,600	1,988
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	562
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,559
5% 10/1/17	5,000	5,681
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,020
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
4% 1/15/20	$ 1,345	$ 1,524
4% 1/15/21	1,250	1,419
5% 7/15/19	1,680	2,015
5% 7/15/20	1,170	1,416
5% 7/15/21	1,000	1,219
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	566
5% 7/1/15	315	347
5% 7/1/16	500	570
Series Z-1:
5% 7/1/16	1,215	1,384
5% 7/1/17	1,000	1,174
5% 7/1/18	1,500	1,806
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,115
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,309
		84,553
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,870
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	613
5% 11/15/15	625	695
5% 11/15/16	875	1,001
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,089
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,138
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,571
5% 11/15/15	6,245	6,904
5% 11/15/16	5,410	6,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,628
5% 11/15/20	2,745	3,216
		28,982
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	769
4% 2/1/15	1,495	1,574
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,337
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,912
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	2,600	2,600
1.6%, tender 6/1/17 (c)	8,000	8,146
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,117
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,200
		32,655
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,534
5% 7/1/16	2,000	2,203
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,089
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,791
5% 7/1/22	1,000	1,187
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,264
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,101
		16,169
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,428
5% 7/1/14	3,500	3,701
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,435
Series 2012 D, 0.966%, tender 11/15/17 (c)	14,000	14,129
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,871
Series 2011 A, 5% 7/1/20	16,000	19,734
		62,930
Massachusetts - 1.5%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,053
5% 5/15/16	4,400	5,006
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,801
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,244
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,611
4% 7/1/16	1,000	1,103
5% 7/1/13	1,000	1,012
Series Q2:
4% 7/1/15	1,170	1,257
4% 7/1/16	1,000	1,103
5% 7/1/13	1,100	1,113
5% 7/1/14	1,080	1,143
5% 7/1/17	1,370	1,601
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,594
5% 1/1/16	1,300	1,414
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	1,400	1,440
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	$ 7,000	$ 7,063
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,468
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,062
		68,071
Michigan - 3.4%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,199
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,245
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,756
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,332
5% 5/1/20	2,000	2,344
5% 5/1/21	1,810	2,122
Detroit Swr. Disp. Rev. Series 2006 D, 0.841% 7/1/32 (c)	4,070	3,499
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,465
5% 5/1/20	2,635	3,187
5% 5/1/21	2,150	2,618
5% 5/1/22	1,850	2,254
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,310
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,480
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,098
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	2,951
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,474
5% 11/15/19	1,000	1,191
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,286
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,160
Series 2012 A:
5% 6/1/16	2,290	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
5% 6/1/17	$ 1,410	$ 1,571
5% 6/1/18	2,430	2,745
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,370
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,237
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,468
5% 10/1/15	1,750	1,952
5% 10/1/15	3,250	3,626
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,651
5% 5/1/14	2,140	2,239
5% 5/1/15	1,845	1,987
5% 5/1/16	1,865	2,064
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,250
Univ. of Michigan Rev. Bonds 0.32%, tender 4/1/15 (c)	30,870	30,875
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (f)	1,500	1,602
Series 2010 A, 5% 12/1/18 (f)	1,400	1,635
Series 2011 A, 5% 12/1/19 (f)	22,700	26,602
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,521
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,288
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,634
		150,781
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,345
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,432
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,076
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,115
		6,591
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,454
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (c)(f)	4,900	4,902
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.65% 9/1/17 (c)	3,700	3,710
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,958
		25,024
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,262
Series C:
4% 1/1/15	2,360	2,503
4% 1/1/16	2,195	2,393
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,070
		10,228
Nevada - 2.6%
Clark County Arpt. Rev. Series 2008 E:
5% 7/1/14	2,905	3,070
5% 7/1/15	3,500	3,827
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,860
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,052
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,427
Series 2012 A, 5% 6/15/19	24,610	29,258
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,083
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2012 B, 5% 8/1/20	$ 2,230	$ 2,735
Series 2013 D1:
5% 3/1/22 (b)	11,250	13,796
5% 3/1/23 (b)	4,500	5,540
5% 3/1/24 (b)	2,700	3,266
		113,649
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,918
4% 7/1/21	1,520	1,631
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,447
5% 2/1/18	2,500	2,931
		10,927
New Jersey - 3.3%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	819
Series 2009 A:
5% 6/15/15	11,285	12,319
5% 6/15/16	6,500	7,269
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (c)	7,000	7,465
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,102
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,938
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,912
Series 2008 W, 5% 3/1/15	10,400	11,304
Series 2009 BB, 5% 9/1/15	3,390	3,751
Series 2011 EE, 5% 9/1/20	5,000	5,994
Series 2012 G, 0.7% 2/1/15 (c)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	8,181
Series 2012:
5% 6/15/13	2,200	2,219
5% 6/15/18	10,600	12,288
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,966
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.87%, tender 12/22/14 (c)	$ 15,400	$ 15,439
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,941
Series 2013 A, 5% 1/1/24 (b)	4,345	5,138
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,847
Series 2003 B. 5.25% 12/15/19	3,000	3,661
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	1,982
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,686
		144,969
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,938
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,737
Series 2010 A1:
4% 12/1/15	3,700	4,019
4% 12/1/16	6,750	7,499
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,189
		47,382
New York - 11.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,255
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	733
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,111
Series 2010 A, 5% 5/1/15	5,000	5,451
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,928
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,946
Series 2009 C:
5% 8/1/13	6,445	6,547
5% 8/1/13 (Escrowed to Maturity)	555	564
Series B, 5% 8/1/14	10,000	10,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50	$ 50
Series J8, 0.5% 8/1/21 (a)	7,500	7,498
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,670
Series 2010 B:
5% 11/1/17	20,305	24,111
5% 11/1/17 (Escrowed to Maturity)	9,695	11,570
5% 11/1/20	5,950	7,304
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	996
5% 11/1/17	10,115	12,011
Series 2012 A:
5% 11/1/17	7,000	8,312
5% 11/1/20	4,500	5,562
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,836
Series 2012 A, 4% 5/15/20	8,000	9,142
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/14	3,745	3,916
5% 3/15/15	4,000	4,360
Series 2009 D:
5% 6/15/14	9,890	10,455
5% 6/15/15	16,075	17,685
5% 6/15/16	9,330	10,639
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,530
Series A:
5% 2/15/14	9,840	10,249
5% 2/15/15	8,775	9,534
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	968
5.75% 7/1/13	270	274
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,588
5% 8/15/14	7,755	8,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2009 A1, 5% 2/15/15	$ 9,000	$ 9,759
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,918
Series 2008 B, 5% 7/1/15	30,000	33,045
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,311
Series 2009 A:
5% 7/1/15	12,850	14,102
5% 7/1/16	8,390	9,493
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,884
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.35%, tender 11/1/14 (c)	6,000	5,995
Series B:
5% 11/15/14	1,350	1,451
5% 11/15/15	2,325	2,599
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (c)	6,800	6,810
Series 2012 G2, 0.666%, tender 11/1/15 (c)	13,300	13,343
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,072
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,376
Series 2008 B2:
5% 11/15/19	6,185	7,487
5% 11/15/20	5,500	6,682
5% 11/15/21	4,000	4,882
Series 2010 B2, 4% 11/15/14	2,830	2,999
Series 2012 D, 5% 11/15/18	2,515	3,010
Series 2012 E:
4% 11/15/19	4,000	4,592
5% 11/15/18	2,250	2,693
5% 11/15/21	2,435	2,972
Series 2012 F, 5% 11/15/19	5,000	6,053
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (c)	3,000	3,037
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2010 A, 5% 4/1/17	$ 1,000	$ 1,166
Series 2011 A1:
5% 4/1/17	1,500	1,748
5% 4/1/18	3,500	4,165
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,719
Series 2011 A, 5% 3/15/21	18,425	22,789
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,697
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,187
		482,320
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,214
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,118
4% 6/1/18	1,280	1,460
4% 6/1/20	1,000	1,158
5% 6/1/19	1,305	1,584
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,614
5% 3/1/18	1,500	1,799
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,536
5% 11/1/15 (FSA Insured)	1,600	1,722
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,301
5% 1/1/16	6,035	6,722
Series 2012 D, 5% 1/1/14	3,000	3,102
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,355
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,638
5% 6/1/16	1,000	1,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/17	$ 3,220	$ 3,719
5% 6/1/18	3,820	4,500
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,990
Series 2008 A, 5.25% 1/1/20	2,000	2,347
Series 2012 A, 5% 1/1/18	18,685	21,921
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.586%, tender 12/1/15 (c)	11,500	11,569
		83,280
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,993
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,366
5% 6/1/17	3,500	3,974
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,310
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,113
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	813
5% 6/1/16 (FSA Insured)	1,105	1,215
5% 6/1/17 (FSA Insured)	1,160	1,301
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,629
Series 2009 C, 5.625% 6/1/18	1,395	1,614
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,373
5% 10/1/15	6,505	7,214
Series 2010 C:
4% 10/1/15	3,200	3,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.):
Series 2010 C:
5% 10/1/16	$ 1,250	$ 1,427
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,198
5% 10/1/15	4,535	5,029
Series 2010 A, 5% 10/1/15	1,185	1,314
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,075
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,566
Series 2010 A, 5% 8/1/17	3,290	3,877
Series 2011 A, 5% 8/1/17	3,070	3,617
Series 2012 C, 5% 9/15/21	4,350	5,433
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,155
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	536
5% 1/15/17	1,000	1,131
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,449
5% 12/1/16 (Escrowed to Maturity)	280	325
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,185
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,486
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	897
5% 12/1/14	2,275	2,430
		100,522
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,824
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,765
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,316
		10,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	$ 2,500	$ 2,618
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,312
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	618
5% 3/15/15	2,500	2,688
5% 3/15/16	1,750	1,935
		13,171
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,380
5% 1/1/15 (FSA Insured) (f)	1,000	1,059
5% 1/1/16 (FSA Insured) (f)	1,000	1,085
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,463
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,495
5% 8/15/14	1,955	2,080
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,074
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,779
5% 7/1/22	5,200	5,850
5% 1/1/23	3,000	3,322
5% 7/1/23	1,650	1,801
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,092
5% 7/1/17	1,255	1,385
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,672
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,819
5% 3/1/19	2,310	2,689
5% 3/1/20	2,140	2,504
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,369
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,623
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,740
Series 2013 A, 0.72% 12/1/17 (c)	6,400	6,401
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,286
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,749
5% 12/15/15 (FSA Insured)	5,000	5,506
5% 12/15/16 (FSA Insured)	7,275	8,216
Series 2011:
5.25% 8/1/17	6,165	7,019
5.25% 8/1/18	5,515	6,332
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,309
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,419
5% 6/15/16	6,000	6,774
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,893
5% 2/1/16 (FSA Insured)	5,620	6,187
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,701
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,552
5% 9/1/16 (FSA Insured)	1,685	1,892
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,534
5% 11/15/14	4,690	5,021
5% 11/15/15	2,420	2,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	$ 1,000	$ 1,169
5% 6/1/19	200	237
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,043
5% 4/1/19	1,305	1,518
5% 4/1/20	1,250	1,461
5% 4/1/21	1,000	1,169
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
		185,309
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,928
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (c)(f)	9,600	9,612
		15,540
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,186
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,424
		9,610
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,428
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,367
5% 12/1/20	1,000	1,237
Series 2012 C:
5% 12/1/13	2,400	2,476
5% 12/1/17	10,535	12,470
		19,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	$ 625	$ 662
5% 9/1/15	680	743
5% 9/1/16	500	562
5% 9/1/17	490	564
Series 2011:
5% 9/1/17	1,100	1,265
5% 9/1/18	1,200	1,407
5% 9/1/19	1,255	1,479
		6,682
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,000
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,208
5% 1/1/20	2,500	2,909
5% 1/1/21	2,500	2,918
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,389
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,959
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,007
5% 7/1/17	1,100	1,243
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,431
		23,064
Texas - 7.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,855
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,457
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,117
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,040
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,711
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	$ 2,665	$ 2,924
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,226
Corpus Christi Independent School District 4% 8/15/14	10,140	10,651
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,675
5% 11/1/15	5,000	5,562
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,938
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,153
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,440
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,406
Series 2009, 5% 2/15/16	1,375	1,543
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.32% 6/1/14 (c)	1,565	1,565
0.42% 6/1/15 (c)	1,465	1,465
0.52% 6/1/16 (c)	1,590	1,590
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,064
5% 11/15/16	500	567
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,018
5% 8/15/14	1,075	1,144
Bonds Series 2012 B, 0.71%, tender 8/15/15 (c)	10,470	10,480
Series 2012 A, 0.55% 8/15/15 (c)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,478
Series 2012 A, 5% 7/1/23 (f)	2,000	2,347
Series A:
5% 7/1/15	2,070	2,273
5% 7/1/16	1,080	1,225
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	2,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (c)	$ 8,745	$ 8,762
2%, tender 6/1/14 (c)	5,850	5,961
Series 2005 A, 0% 2/15/16	4,500	4,402
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.72%, tender 8/1/16 (c)	9,200	9,215
Keller Independent School District 5% 2/15/14	3,750	3,904
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,506
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,996
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,379
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,286
Series 2012 A, 4% 5/15/14	1,575	1,641
5% 5/15/15	2,120	2,323
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,674
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,742
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,249
5% 7/1/18	3,030	3,578
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,061
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 4/1/13 (c)	3,600	3,600
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,798
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,626
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,156
1.2%, tender 8/1/17 (c)	30,000	30,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	$ 4,065	$ 4,150
5% 10/1/20	1,000	1,176
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,580
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,208
5% 9/15/21	1,000	1,216
5% 9/15/22	3,440	4,192
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,739
5% 5/15/20	6,000	7,412
5% 5/15/21	5,000	6,250
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,398
5% 2/15/15 (Escrowed to Maturity)	280	304
5% 2/15/16	2,000	2,233
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	906
5% 8/15/23	1,000	1,208
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,568
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,492
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,042
5% 9/1/15	835	912
5% 9/1/16	750	843
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,801
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,349
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,535
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,270
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,231
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,263
Series 2010 B, 5% 8/15/21	1,800	2,265
		320,496
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,730
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,259
		4,989
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,430
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,386
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,900
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	640
5% 7/15/21	400	452
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,256
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,863
		17,111
Washington - 1.6%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,236
Series 2012 A, 5% 7/1/19	30,000	36,677
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,659
5% 1/1/21	1,865	2,269
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009: - continued
5% 12/1/17	$ 2,950	$ 3,507
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,862
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (f)	2,000	2,218
5% 2/1/17 (f)	2,500	2,853
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,316
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,909
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,029
5% 8/15/14	2,000	2,100
		71,965
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(f)	7,000	7,072
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,900
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,922
Series 2009 C, 4% 5/1/14	3,365	3,501
Series 2010 1:
5% 5/1/14	5,750	6,044
5% 5/1/15	8,005	8,761
5% 5/1/16	10,000	11,333
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,322
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,695
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,060
5% 12/15/15	1,105	1,231
5% 12/15/16	1,440	1,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.):
Series 2010:
5% 12/15/17	$ 1,540	$ 1,810
Series 2012, 5% 10/1/21	1,400	1,682
		48,911
TOTAL MUNICIPAL BONDS (Cost $3,763,189)		3,908,698
Municipal Notes - 3.3%

California - 2.2%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,218
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	88,000	88,339
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,043
		98,600
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,313
Newark Gen. Oblig. BAN Series 2012 D, 2% 12/11/13	3,000	3,013
		6,326
New York - 0.9%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,730
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,751
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,070
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,914
		39,465
TOTAL MUNICIPAL NOTES (Cost $144,347)		144,391
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.15% (d)(e) (Cost $191,588)	191,587,900	$ 191,588
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $4,099,124)		4,244,677
NET OTHER ASSETS (LIABILITIES) - 3.5%		151,689
NET ASSETS - 100%		$ 4,396,366
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 63
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,053,089	$ -	$ 4,053,089	$ -
Money Market Funds	191,588	191,588	-	-
Total Investments in Securities:	$ 4,244,677	$ 191,588	$ 4,053,089	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,099,143,000. Net unrealized appreciation aggregated $145,534,000, of which $147,701,000 related to appreciated investment securities and $2,167,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.108

ASTM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	$ 1,175	$ 1,195
Arizona - 3.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,318
5% 10/1/16 (FSA Insured)	13,000	14,724
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,332
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,872
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,128
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,026
Series 2008:
5.5% 9/1/13	18,780	19,191
5.5% 9/1/16	1,385	1,587
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,213
5% 10/1/20	5,180	6,301
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,304
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,052
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,237
5% 7/1/18	5,200	5,686
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	2,800	2,805
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,420
Series 2009 B, 5% 7/1/16	5,090	5,791
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,870
Series 2012 A:
5% 7/1/18	825	977
5% 7/1/19	1,550	1,860
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,645	$ 1,680
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,371
5% 7/1/17	3,315	3,719
5% 7/1/18	3,365	3,826
		137,660
California - 12.6%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/22	2,190	2,654
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,095
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,044
Series 2010 M, 5% 5/1/16	8,000	9,069
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,289
Series 2009 A:
5% 7/1/15	3,660	3,870
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,690
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,200
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,270
5.25% 7/1/14	1,780	1,890
5.25% 7/1/14 (Escrowed to Maturity)	520	552
California Gen. Oblig.:
5% 11/1/13	9,060	9,313
5% 9/1/18	7,500	8,997
5% 9/1/19	20,000	24,250
5% 9/1/20	20,000	24,375
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,092
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,123
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,061
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,377
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.92%, tender 7/1/17 (c)	4,000	4,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 4,300	$ 4,552
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0%, tender 4/1/16 (c)	17,000	16,997
0%, tender 4/1/16 (c)	30,000	29,996
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,197
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 5/1/13 (c)(f)	8,000	8,000
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,308
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,083
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,197
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,265
5% 10/1/19	1,490	1,796
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,510
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,707
5% 10/1/19	5,000	6,011
5% 10/1/20	2,525	3,062
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,197
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,949
Series 2009 J, 5% 11/1/17	2,300	2,705
Series 2010 A:
5% 3/1/16	2,000	2,240
5% 3/1/17	5,405	6,232
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,372
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,008
5% 6/15/13	16,650	16,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
Series 2002 C, 5%, tender 5/1/17 (c)	$ 4,000	$ 4,643
Series 2009 E2, 5%, tender 5/1/17 (c)	2,000	2,321
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.506%, tender 12/12/15 (c)	12,500	12,535
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.47%, tender 7/1/14 (c)	56,000	56,092
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,017
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,057
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,005
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,204
Series 2009 B, 5% 7/1/17	12,905	15,198
Series 2013 A:
5% 7/1/18 (b)	9,750	11,749
5% 7/1/19 (b)	4,400	5,385
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,815
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,279
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,712
5% 3/1/19	2,935	3,420
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,866
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,311
5% 12/1/17	9,790	11,399
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,434
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,428
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,031
5% 7/1/14	1,120	1,181
5% 7/1/15	2,170	2,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,147
5% 7/1/18	2,000	2,371
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (f)	2,500	2,965
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,974
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,914
5% 6/1/17	3,700	4,195
5% 6/1/18	6,470	7,427
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,896
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,081
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,091
5% 8/1/18	8,000	9,211
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,120
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,445
5% 5/15/15	1,845	2,018
Series 2009 B, 5% 5/15/14	7,000	7,369
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,190
		555,288
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,541
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	585
		5,126
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,300	4,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	$ 10,500	$ 11,346
Series 2012 C, 5% 6/1/21	23,420	29,044
Series 2012 D, 0.41% 9/15/15 (c)	6,000	6,013
Series 2013 A:
0.26% 3/1/15 (c)	2,800	2,800
0.35% 3/1/16 (c)	1,100	1,100
0.46% 3/1/17 (c)	1,400	1,399
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (c)	2,585	2,634
Series D, 4% 7/1/14	1,000	1,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,413
Series 2009 1, 5% 2/1/14	2,500	2,599
Series 2011 A, 5% 12/1/18	5,575	6,731
		73,452
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,019
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,675
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,607
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,685
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,058
		22,044
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,280
5% 12/1/15	4,395	4,848
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (f)	4,000	4,050
Series 2012 Q1, 5% 10/1/21	1,000	1,208
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/19	$ 7,000	$ 8,290
5% 7/1/20	15,070	18,004
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,286
Series 2010 A3, 1.87% 6/1/13 (c)	47,300	47,427
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,494
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,148
Series 2011:
4% 12/1/16	1,265	1,388
5% 12/1/17	1,685	1,940
5% 12/1/18	685	806
5% 12/1/19	1,820	2,154
5% 12/1/20	1,000	1,193
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,434
5% 10/1/16	1,530	1,714
5% 10/1/17	1,455	1,665
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,396
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,838
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,520
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,392
Series 2009 D, 5.5% 6/1/16	7,910	9,141
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,928
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,142
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,978
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,394
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	$ 1,705	$ 2,053
5% 10/1/20	1,000	1,219
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,607
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,032
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,783
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,091
5% 9/1/17	1,000	1,151
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,355
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	830
5.25% 10/1/15	3,525	3,867
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,518
5% 10/1/20	2,000	2,445
5% 10/1/21	2,000	2,460
5% 10/1/22	1,000	1,235
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,124
5% 11/15/22	485	544
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19 (b)	1,000	1,195
5% 7/1/20 (b)	1,000	1,204
5% 7/1/21 (b)	2,000	2,415
5% 7/1/22 (b)	2,000	2,410
5% 7/1/23 (b)	2,000	2,378
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,035
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,163
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,489
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	$ 2,210	$ 2,422
5% 10/1/16	1,000	1,122
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,017
5% 11/1/15 (FSA Insured)	1,825	1,986
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,570
Series 2012, 5% 7/1/19	1,000	1,207
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,772
Series 2010 C, 5% 10/1/17	1,895	2,243
Series 2011 B:
5% 10/1/18	2,250	2,713
5% 10/1/19	2,325	2,844
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (f)	4,465	5,106
5% 10/1/19 (f)	2,025	2,356
5% 10/1/18 (f)	2,745	3,179
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,474
5% 7/1/14	2,000	2,111
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,683
Series 2011, 5% 10/1/19	5,590	6,890
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,828
5% 11/15/17	1,500	1,736
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,139
5% 10/1/15 (FSA Insured) (f)	2,920	3,202
5% 10/1/16 (FSA Insured) (f)	6,000	6,741
5% 10/1/17 (FSA Insured) (f)	5,000	5,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	$ 1,800	$ 2,147
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,302
		366,991
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	8,500	8,654
Fourth Series 1995:
1.2%, tender 4/1/14 (c)	3,450	3,476
1.2%, tender 4/1/14 (c)	4,800	4,836
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,746
5% 11/1/14	7,490	7,924
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,812
5% 1/1/20	4,000	4,883
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,377
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,166
Series 2008 D:
5.75% 1/1/19	14,890	18,137
5.75% 1/1/20	3,555	4,288
Series B, 5% 1/1/17	2,750	3,146
Series GG:
5% 1/1/16	680	754
5% 1/1/20	675	812
5% 1/1/21	1,670	2,032
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,049
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.37%, tender 9/1/14 (c)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	17,900	17,967
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/15	$ 1,040	$ 1,102
5% 1/1/16	2,415	2,607
5% 1/1/18	1,530	1,700
		127,615
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,255
Series 2011, 5% 7/1/19 (f)	4,000	4,686
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,681
5% 6/1/16 (Escrowed to Maturity)	2,895	3,298
Series DY:
5% 2/1/15	3,500	3,794
5% 2/1/16	4,000	4,490
		29,204
Illinois - 8.0%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,719
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,720
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,745
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,721
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,515
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,199
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,192
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,031
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,824
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,622
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (f)	$ 1,000	$ 1,147
Series 2010 E:
5% 1/1/15 (f)	4,000	4,295
5% 1/1/16 (f)	1,500	1,674
Series 2011 B, 5% 1/1/18	6,500	7,659
Series 2012 A:
5% 1/1/14 (f)	3,500	3,618
5% 1/1/14 (f)	2,000	2,068
5% 1/1/21	1,400	1,685
Series 2012 B, 5% 1/1/21 (f)	4,605	5,450
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,909
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,791
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,355
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	481
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,814
5% 11/15/20	2,500	3,041
5% 11/15/21	3,000	3,651
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,869
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,850
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,715
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,393
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	595
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,108
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	419
5% 7/1/15	1,000	1,080
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,310
5% 5/15/17	3,520	4,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,006
5% 5/1/14	2,000	2,076
5.75% 5/1/19	2,650	3,086
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,382
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,913
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,179
Series 2012 A, 5% 5/15/23	1,300	1,469
Series 2012:
5% 9/1/19	1,115	1,313
5% 9/1/20	1,470	1,737
5% 9/1/21	1,645	1,947
5% 9/1/22	2,165	2,551
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,647
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,843
Series 2004 B, 5% 3/1/14	15,500	16,109
Series 2004, 5% 11/1/16	11,000	12,410
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,000
5% 4/1/17 (AMBAC Insured)	8,050	8,621
Series 2007 A, 5.5% 6/1/15	1,000	1,095
Series 2007 B, 5% 1/1/17	9,835	11,049
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,041
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	21,387
5% 1/1/21 (FSA Insured)	1,600	1,797
Series 2012:
3% 8/1/13	4,800	4,839
3% 9/1/13	2,000	2,020
4% 3/1/14	5,000	5,151
5% 3/1/19	5,500	6,267
5% 8/1/19	1,600	1,832
5% 8/1/21	1,400	1,605
5% 8/1/22	5,800	6,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	$ 2,250	$ 2,422
5% 5/15/16 (FSA Insured)	2,325	2,566
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,434
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,598
4.5% 6/15/17	6,075	6,937
Series 2010, 5% 6/15/15	8,800	9,686
Series 2011, 4% 6/15/13	2,600	2,620
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,514
4% 6/15/20	1,000	1,041
5% 6/15/20	6,000	6,458
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,393
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	571
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,458
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,711
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,586
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	692
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,325
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,020
0% 11/1/14 (FSA Insured)	875	864
0% 11/1/16 (Escrowed to Maturity)	740	723
0% 11/1/16 (FSA Insured)	2,235	2,122
		350,394
Indiana - 1.9%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	$ 3,500	$ 3,655
5% 5/1/15	6,420	6,949
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,344
5% 12/1/15	2,135	2,369
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,767
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,637
Series 2010 A, 5% 2/1/17	2,800	3,236
Series 2012:
5% 3/1/20	650	766
5% 3/1/21	1,225	1,445
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,458
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	3,400	3,453
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,200	2,246
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,745
5% 1/1/20	1,250	1,496
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,014
5% 10/1/22	1,600	1,988
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	562
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,559
5% 10/1/17	5,000	5,681
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,020
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
4% 1/15/20	$ 1,345	$ 1,524
4% 1/15/21	1,250	1,419
5% 7/15/19	1,680	2,015
5% 7/15/20	1,170	1,416
5% 7/15/21	1,000	1,219
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	566
5% 7/1/15	315	347
5% 7/1/16	500	570
Series Z-1:
5% 7/1/16	1,215	1,384
5% 7/1/17	1,000	1,174
5% 7/1/18	1,500	1,806
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,115
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,309
		84,553
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,870
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	613
5% 11/15/15	625	695
5% 11/15/16	875	1,001
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,089
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,138
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,571
5% 11/15/15	6,245	6,904
5% 11/15/16	5,410	6,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,628
5% 11/15/20	2,745	3,216
		28,982
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	769
4% 2/1/15	1,495	1,574
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,337
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,912
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (c)	2,600	2,600
1.6%, tender 6/1/17 (c)	8,000	8,146
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (c)	6,000	6,117
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,200
		32,655
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,534
5% 7/1/16	2,000	2,203
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,089
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,791
5% 7/1/22	1,000	1,187
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,264
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,101
		16,169
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,428
5% 7/1/14	3,500	3,701
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,435
Series 2012 D, 0.966%, tender 11/15/17 (c)	14,000	14,129
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,871
Series 2011 A, 5% 7/1/20	16,000	19,734
		62,930
Massachusetts - 1.5%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,053
5% 5/15/16	4,400	5,006
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,801
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,244
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,611
4% 7/1/16	1,000	1,103
5% 7/1/13	1,000	1,012
Series Q2:
4% 7/1/15	1,170	1,257
4% 7/1/16	1,000	1,103
5% 7/1/13	1,100	1,113
5% 7/1/14	1,080	1,143
5% 7/1/17	1,370	1,601
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,594
5% 1/1/16	1,300	1,414
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	1,400	1,440
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,983
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	$ 7,000	$ 7,063
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,468
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,062
		68,071
Michigan - 3.4%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,199
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,245
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,756
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,332
5% 5/1/20	2,000	2,344
5% 5/1/21	1,810	2,122
Detroit Swr. Disp. Rev. Series 2006 D, 0.841% 7/1/32 (c)	4,070	3,499
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,465
5% 5/1/20	2,635	3,187
5% 5/1/21	2,150	2,618
5% 5/1/22	1,850	2,254
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,310
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,480
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,098
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	2,951
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,474
5% 11/15/19	1,000	1,191
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,286
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,160
Series 2012 A:
5% 6/1/16	2,290	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
5% 6/1/17	$ 1,410	$ 1,571
5% 6/1/18	2,430	2,745
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,370
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,237
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,468
5% 10/1/15	1,750	1,952
5% 10/1/15	3,250	3,626
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,651
5% 5/1/14	2,140	2,239
5% 5/1/15	1,845	1,987
5% 5/1/16	1,865	2,064
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,250
Univ. of Michigan Rev. Bonds 0.32%, tender 4/1/15 (c)	30,870	30,875
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (f)	1,500	1,602
Series 2010 A, 5% 12/1/18 (f)	1,400	1,635
Series 2011 A, 5% 12/1/19 (f)	22,700	26,602
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,521
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,288
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,634
		150,781
Minnesota - 0.2%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,345
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,432
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	623
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,076
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,115
		6,591
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (c)	12,400	12,454
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (c)(f)	4,900	4,902
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.65% 9/1/17 (c)	3,700	3,710
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,958
		25,024
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,262
Series C:
4% 1/1/15	2,360	2,503
4% 1/1/16	2,195	2,393
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,070
		10,228
Nevada - 2.6%
Clark County Arpt. Rev. Series 2008 E:
5% 7/1/14	2,905	3,070
5% 7/1/15	3,500	3,827
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,860
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,052
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,427
Series 2012 A, 5% 6/15/19	24,610	29,258
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,083
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2012 B, 5% 8/1/20	$ 2,230	$ 2,735
Series 2013 D1:
5% 3/1/22 (b)	11,250	13,796
5% 3/1/23 (b)	4,500	5,540
5% 3/1/24 (b)	2,700	3,266
		113,649
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,918
4% 7/1/21	1,520	1,631
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,447
5% 2/1/18	2,500	2,931
		10,927
New Jersey - 3.3%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	819
Series 2009 A:
5% 6/15/15	11,285	12,319
5% 6/15/16	6,500	7,269
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (c)	7,000	7,465
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,102
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,938
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,912
Series 2008 W, 5% 3/1/15	10,400	11,304
Series 2009 BB, 5% 9/1/15	3,390	3,751
Series 2011 EE, 5% 9/1/20	5,000	5,994
Series 2012 G, 0.7% 2/1/15 (c)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	8,181
Series 2012:
5% 6/15/13	2,200	2,219
5% 6/15/18	10,600	12,288
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,966
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.87%, tender 12/22/14 (c)	$ 15,400	$ 15,439
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,941
Series 2013 A, 5% 1/1/24 (b)	4,345	5,138
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,847
Series 2003 B. 5.25% 12/15/19	3,000	3,661
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	1,982
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,686
		144,969
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,938
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,737
Series 2010 A1:
4% 12/1/15	3,700	4,019
4% 12/1/16	6,750	7,499
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,189
		47,382
New York - 11.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,255
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	733
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,111
Series 2010 A, 5% 5/1/15	5,000	5,451
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,928
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,946
Series 2009 C:
5% 8/1/13	6,445	6,547
5% 8/1/13 (Escrowed to Maturity)	555	564
Series B, 5% 8/1/14	10,000	10,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50	$ 50
Series J8, 0.5% 8/1/21 (a)	7,500	7,498
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,670
Series 2010 B:
5% 11/1/17	20,305	24,111
5% 11/1/17 (Escrowed to Maturity)	9,695	11,570
5% 11/1/20	5,950	7,304
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	996
5% 11/1/17	10,115	12,011
Series 2012 A:
5% 11/1/17	7,000	8,312
5% 11/1/20	4,500	5,562
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,836
Series 2012 A, 4% 5/15/20	8,000	9,142
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/14	3,745	3,916
5% 3/15/15	4,000	4,360
Series 2009 D:
5% 6/15/14	9,890	10,455
5% 6/15/15	16,075	17,685
5% 6/15/16	9,330	10,639
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	10,530
Series A:
5% 2/15/14	9,840	10,249
5% 2/15/15	8,775	9,534
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	968
5.75% 7/1/13	270	274
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,588
5% 8/15/14	7,755	8,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2009 A1, 5% 2/15/15	$ 9,000	$ 9,759
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,918
Series 2008 B, 5% 7/1/15	30,000	33,045
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,311
Series 2009 A:
5% 7/1/15	12,850	14,102
5% 7/1/16	8,390	9,493
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,884
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.35%, tender 11/1/14 (c)	6,000	5,995
Series B:
5% 11/15/14	1,350	1,451
5% 11/15/15	2,325	2,599
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (c)	6,800	6,810
Series 2012 G2, 0.666%, tender 11/1/15 (c)	13,300	13,343
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,072
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,376
Series 2008 B2:
5% 11/15/19	6,185	7,487
5% 11/15/20	5,500	6,682
5% 11/15/21	4,000	4,882
Series 2010 B2, 4% 11/15/14	2,830	2,999
Series 2012 D, 5% 11/15/18	2,515	3,010
Series 2012 E:
4% 11/15/19	4,000	4,592
5% 11/15/18	2,250	2,693
5% 11/15/21	2,435	2,972
Series 2012 F, 5% 11/15/19	5,000	6,053
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (c)	3,000	3,037
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2010 A, 5% 4/1/17	$ 1,000	$ 1,166
Series 2011 A1:
5% 4/1/17	1,500	1,748
5% 4/1/18	3,500	4,165
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,719
Series 2011 A, 5% 3/15/21	18,425	22,789
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,697
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,187
		482,320
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,214
North Carolina - 1.9%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,118
4% 6/1/18	1,280	1,460
4% 6/1/20	1,000	1,158
5% 6/1/19	1,305	1,584
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,614
5% 3/1/18	1,500	1,799
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,536
5% 11/1/15 (FSA Insured)	1,600	1,722
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,301
5% 1/1/16	6,035	6,722
Series 2012 D, 5% 1/1/14	3,000	3,102
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,355
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,638
5% 6/1/16	1,000	1,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/17	$ 3,220	$ 3,719
5% 6/1/18	3,820	4,500
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,990
Series 2008 A, 5.25% 1/1/20	2,000	2,347
Series 2012 A, 5% 1/1/18	18,685	21,921
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.586%, tender 12/1/15 (c)	11,500	11,569
		83,280
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,993
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,366
5% 6/1/17	3,500	3,974
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,310
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,113
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	813
5% 6/1/16 (FSA Insured)	1,105	1,215
5% 6/1/17 (FSA Insured)	1,160	1,301
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,629
Series 2009 C, 5.625% 6/1/18	1,395	1,614
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,373
5% 10/1/15	6,505	7,214
Series 2010 C:
4% 10/1/15	3,200	3,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.):
Series 2010 C:
5% 10/1/16	$ 1,250	$ 1,427
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,198
5% 10/1/15	4,535	5,029
Series 2010 A, 5% 10/1/15	1,185	1,314
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,075
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,566
Series 2010 A, 5% 8/1/17	3,290	3,877
Series 2011 A, 5% 8/1/17	3,070	3,617
Series 2012 C, 5% 9/15/21	4,350	5,433
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,155
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	536
5% 1/15/17	1,000	1,131
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,449
5% 12/1/16 (Escrowed to Maturity)	280	325
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,185
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	10,225	11,486
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	897
5% 12/1/14	2,275	2,430
		100,522
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,824
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,765
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,316
		10,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	$ 2,500	$ 2,618
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,312
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	618
5% 3/15/15	2,500	2,688
5% 3/15/16	1,750	1,935
		13,171
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,380
5% 1/1/15 (FSA Insured) (f)	1,000	1,059
5% 1/1/16 (FSA Insured) (f)	1,000	1,085
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,463
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,495
5% 8/15/14	1,955	2,080
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,074
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,779
5% 7/1/22	5,200	5,850
5% 1/1/23	3,000	3,322
5% 7/1/23	1,650	1,801
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,092
5% 7/1/17	1,255	1,385
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,672
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,819
5% 3/1/19	2,310	2,689
5% 3/1/20	2,140	2,504
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,369
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,623
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,740
Series 2013 A, 0.72% 12/1/17 (c)	6,400	6,401
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,286
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,749
5% 12/15/15 (FSA Insured)	5,000	5,506
5% 12/15/16 (FSA Insured)	7,275	8,216
Series 2011:
5.25% 8/1/17	6,165	7,019
5.25% 8/1/18	5,515	6,332
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,309
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,419
5% 6/15/16	6,000	6,774
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,893
5% 2/1/16 (FSA Insured)	5,620	6,187
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,701
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,552
5% 9/1/16 (FSA Insured)	1,685	1,892
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,534
5% 11/15/14	4,690	5,021
5% 11/15/15	2,420	2,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	$ 1,000	$ 1,169
5% 6/1/19	200	237
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,043
5% 4/1/19	1,305	1,518
5% 4/1/20	1,250	1,461
5% 4/1/21	1,000	1,169
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
		185,309
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,928
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (c)(f)	9,600	9,612
		15,540
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,186
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,424
		9,610
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,428
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,367
5% 12/1/20	1,000	1,237
Series 2012 C:
5% 12/1/13	2,400	2,476
5% 12/1/17	10,535	12,470
		19,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	$ 625	$ 662
5% 9/1/15	680	743
5% 9/1/16	500	562
5% 9/1/17	490	564
Series 2011:
5% 9/1/17	1,100	1,265
5% 9/1/18	1,200	1,407
5% 9/1/19	1,255	1,479
		6,682
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,000
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,208
5% 1/1/20	2,500	2,909
5% 1/1/21	2,500	2,918
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,389
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,959
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,007
5% 7/1/17	1,100	1,243
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,431
		23,064
Texas - 7.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,855
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,457
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,117
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,040
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,711
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	$ 2,665	$ 2,924
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,226
Corpus Christi Independent School District 4% 8/15/14	10,140	10,651
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,675
5% 11/1/15	5,000	5,562
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,938
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,153
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,440
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,406
Series 2009, 5% 2/15/16	1,375	1,543
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.32% 6/1/14 (c)	1,565	1,565
0.42% 6/1/15 (c)	1,465	1,465
0.52% 6/1/16 (c)	1,590	1,590
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,064
5% 11/15/16	500	567
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,018
5% 8/15/14	1,075	1,144
Bonds Series 2012 B, 0.71%, tender 8/15/15 (c)	10,470	10,480
Series 2012 A, 0.55% 8/15/15 (c)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,478
Series 2012 A, 5% 7/1/23 (f)	2,000	2,347
Series A:
5% 7/1/15	2,070	2,273
5% 7/1/16	1,080	1,225
Houston Gen. Oblig. Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	2,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (c)	$ 8,745	$ 8,762
2%, tender 6/1/14 (c)	5,850	5,961
Series 2005 A, 0% 2/15/16	4,500	4,402
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.72%, tender 8/1/16 (c)	9,200	9,215
Keller Independent School District 5% 2/15/14	3,750	3,904
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,506
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,996
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,379
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,286
Series 2012 A, 4% 5/15/14	1,575	1,641
5% 5/15/15	2,120	2,323
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,674
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,742
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,249
5% 7/1/18	3,030	3,578
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,061
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 4/1/13 (c)	3,600	3,600
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,798
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (c)	8,500	8,626
Northside Independent School District Bonds:
1%, tender 6/1/16 (c)	20,000	20,156
1.2%, tender 8/1/17 (c)	30,000	30,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	$ 4,065	$ 4,150
5% 10/1/20	1,000	1,176
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (c)	8,370	8,580
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,208
5% 9/15/21	1,000	1,216
5% 9/15/22	3,440	4,192
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,739
5% 5/15/20	6,000	7,412
5% 5/15/21	5,000	6,250
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,398
5% 2/15/15 (Escrowed to Maturity)	280	304
5% 2/15/16	2,000	2,233
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	906
5% 8/15/23	1,000	1,208
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,568
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,492
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,042
5% 9/1/15	835	912
5% 9/1/16	750	843
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,801
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	6,300	6,349
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,535
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,270
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,231
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,263
Series 2010 B, 5% 8/15/21	1,800	2,265
		320,496
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,730
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,259
		4,989
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,430
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,386
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,900
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	640
5% 7/15/21	400	452
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,256
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,863
		17,111
Washington - 1.6%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,236
Series 2012 A, 5% 7/1/19	30,000	36,677
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,659
5% 1/1/21	1,865	2,269
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009: - continued
5% 12/1/17	$ 2,950	$ 3,507
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,862
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (f)	2,000	2,218
5% 2/1/17 (f)	2,500	2,853
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,316
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,909
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,029
5% 8/15/14	2,000	2,100
		71,965
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (c)(f)	7,000	7,072
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,900
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,922
Series 2009 C, 4% 5/1/14	3,365	3,501
Series 2010 1:
5% 5/1/14	5,750	6,044
5% 5/1/15	8,005	8,761
5% 5/1/16	10,000	11,333
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,322
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,695
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,060
5% 12/15/15	1,105	1,231
5% 12/15/16	1,440	1,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.):
Series 2010:
5% 12/15/17	$ 1,540	$ 1,810
Series 2012, 5% 10/1/21	1,400	1,682
		48,911
TOTAL MUNICIPAL BONDS (Cost $3,763,189)		3,908,698
Municipal Notes - 3.3%

California - 2.2%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,218
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	88,000	88,339
California School Cash Reserve Prog. Auth. TRAN Series 2013 X, 2% 10/1/13	5,000	5,043
		98,600
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,313
Newark Gen. Oblig. BAN Series 2012 D, 2% 12/11/13	3,000	3,013
		6,326
New York - 0.9%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,700	6,730
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,751
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,070
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,914
		39,465
TOTAL MUNICIPAL NOTES (Cost $144,347)		144,391
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.15% (d)(e) (Cost $191,588)	191,587,900	$ 191,588
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $4,099,124)		4,244,677
NET OTHER ASSETS (LIABILITIES) - 3.5%		151,689
NET ASSETS - 100%		$ 4,396,366
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 63
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,053,089	$ -	$ 4,053,089	$ -
Money Market Funds	191,588	191,588	-	-
Total Investments in Securities:	$ 4,244,677	$ 191,588	$ 4,053,089	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,099,143,000. Net unrealized appreciation aggregated $145,534,000, of which $147,701,000 related to appreciated investment securities and $2,167,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013